Exhibit 99.3

Colony American Finance 2015-1 Mortgage-Backed Notes

Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Colony American Finance, LLC

Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

5 October 2015

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Colony American Finance, LLC

2450 Broadway, 6th Floor

Santa Monica, California 90404

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

Re:	Colony American Finance 2015-1 Mortgage-Backed Notes (the “Notes”)

Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Colony American Finance 2015-1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) and certain Mortgaged Properties (as defined in Attachment A) relating to the Colony American Finance 2015-1 Mortgage-Backed Notes securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony American Finance, LLC (“Colony”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”),

b.	Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”),

c.	Electronic copies of the loan files for the Mortgage Loans and certain Mortgaged Properties which contain:

i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and

ii.	Appraisal or desk review reports (the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.	An electronic data file labeled “150916 Original Values 25% sampling v3.xlsx” (the “Original BPO Data File”) relating to the “origination date value” of certain Final Sample Properties (as defined in Attachment A) (the “Original BPO Properties”), which are listed on Exhibit 1 to Attachment A,

e.	An electronic data file labeled “MSA List by Zip Code v2.xlsx” (the “MSA Support File,” together with the Property Source Documents and Original BPO Data File, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

f.	A schedule (the “Property Sampling Schedule”), which is summarized on Exhibit 2 to Attachment A, that Colony, on behalf of the Issuer, indicated contains information needed to select certain populations of sample Mortgaged Properties (as further described in Attachment A),

g.	A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained on the Property Sources,

h.	A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 12 to Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained on the Mortgage Loan Source Documents,

i.	A list of characteristics on the Mortgage Loan Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to recalculate using information on the Mortgage Loan Data Files,

j.	A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 13 to Attachment A, on which Colony, on behalf of the Issuer, instructed us to perform no procedures,

k.	A draft of the preliminary offering memorandum for the Colony American Finance 2015-1 Mortgage Backed Notes securitization transaction (the “Draft Preliminary Offering Memorandum”) and

l.          Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule or any other information provided to us by Colony, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Colony, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 October 2015

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, Colony, on behalf of the Issuer, indicated that:

a.	The primary source of payments on the Notes will be 69 first priority, fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 3,488 mortgaged properties (the “Mortgaged Properties”), which consist of:
i.	2,850 single-family residential properties,
ii.	197 2-4 unit properties,
iii.	268 condominium properties,
iv.	124 townhomes and
v.	49 multifamily properties.

Procedures we performed and our associated findings

1.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v58 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 1”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 4,154 mortgaged properties (the “Preliminary Properties 1”) that secure 61 mortgage loans (the “Preliminary Mortgage Loans 1”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 1 on Preliminary Property Data File 1 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 1.

For each of the seventeen (17) Preliminary Mortgage Loans 1 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 1 that both:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 1 on Preliminary Property Data File 1 equal to the number of Preliminary Properties 1 computed in b. above from the population of Preliminary Properties 1 which both:
i.	Secure such Preliminary Mortgage Loan 1 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 1.

Attachment A Page 2 of 21

1. (continued)

The application of the sample selection methodology described above resulted in the selection of 83 Preliminary Properties 1 (the “Sample Properties 1”). The Sample Properties 1 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Properties 1 from Preliminary Property Data File 1, or the basis for the selection of the seventeen (17) Preliminary Mortgage Loans 1 on the Property Sampling Schedule from which the Sample Properties 1 were randomly selected (as described above).

2.	For each Sample Property 1, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on Preliminary Property Data File 1, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4, all such compared information was in agreement.

For the purpose of the procedures described in this Item 2., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Sample Properties 1” and “Preliminary Property Data File 1,” respectively.

3.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v59 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 2”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 1,390 mortgaged properties (the “Preliminary Properties 2”) that secure 29 mortgage loans (the “Preliminary Mortgage Loans 2”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 2 on Preliminary Property Data File 2 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 3.

Attachment A Page 3 of 21

3. (continued)

For each of the seven (7) Preliminary Mortgage Loans 2 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 2 that both:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 2 on Preliminary Property Data File 2 equal to the number of Preliminary Properties 2 computed in b. above from the population of Preliminary Properties 2 which both:
i.	Secure such Preliminary Mortgage Loan 2 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 2.

The application of the sample selection methodology described above resulted in the selection of 114 Preliminary Properties 2 (the “Added Sample Properties 1”). The Added Sample Properties 1 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 1 from Preliminary Property Data File 2, or the basis for the selection of the seven (7) Preliminary Mortgage Loans 2 on the Property Sampling Schedule from which the Added Sample Properties 1 were randomly selected (as described above).

4.	For each Added Sample Property 1, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 2, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 5, all such compared information was in agreement.

For the purpose of the procedures described in this Item 4., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Added Sample Properties 1” and “Preliminary Property Data File 2,” respectively.

5.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v63 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 3”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 4,241 mortgaged properties (the “Preliminary Properties 3”) that secure 66 mortgage loans (the “Preliminary Mortgage Loans 3”).

Attachment A Page 4 of 21

5. (continued)

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 3 on Preliminary Property Data File 3 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 5.

For each of the thirty-six (36) Preliminary Mortgage Loans 3 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 3 that both:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 3,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 3 on Preliminary Property Data File 3 equal to the number of Preliminary Properties 3 computed in b. above from the population of Preliminary Properties 3 which both:
i.	Secure such Preliminary Mortgage Loan 3 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 3.

The application of the sample selection methodology described above resulted in the selection of 957 Preliminary Properties 3 (the “Added Sample Properties 2”). The Added Sample Properties 2 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 2 from Preliminary Property Data File 3, or the basis for the selection of the thirty-six (36) Preliminary Mortgage Loans 3 on the Property Sampling Schedule from which the Added Sample Properties 2 were randomly selected (as described above).

Additionally, Colony, on behalf of the Issuer, instructed us to group the Added Sample Properties 2 into two groups based on:

a.	The Added Sample Properties 2 with an “updated value” that is greater than $0.00 on Preliminary Property Data File 3 (the “Group 1 Added Sample Properties 2”) and
b.	The Added Sample Properties 2 with an “updated value” that is equal to $0.00 on Preliminary Property Data File 3 (the “Group 2 Added Sample Properties 2”).

The Group 1 Added Sample Properties 2 (which account for 312 of the Added Sample Properties 2) and Group 2 Added Sample Properties 2 (which account for 645 of the Added Sample Properties 2) are listed on Exhibit 1 of Attachment A.

Attachment A Page 5 of 21

6.	For each Group 1 Added Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 3, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 6, all such compared information was in agreement.

For the purpose of the procedures described in this Item 6., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Group 1 Added Sample Properties 2” and “Preliminary Property Data File 3,” respectively.

7.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v71 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 4”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on the Preliminary Mortgage Loans 3 and Preliminary Properties 3 as of 9 August 2015.

8.	For each Group 2 Added Sample Property 2, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 4, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 7, all such compared information was in agreement.

For the purpose of the procedures described in this Item 8., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Group 2 Added Sample Properties 2” and “Preliminary Property Data File 4,” respectively.

Attachment A Page 6 of 21

9.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v79 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 5”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 4,328 mortgaged properties (the “Preliminary Properties 4”) that secure 67 mortgage loans (the “Preliminary Mortgage Loans 4”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 4 on Preliminary Property Data File 5 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 9.

For each of the six (6) Preliminary Mortgage Loans 4 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 4 that both:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 5,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 4 on Preliminary Property Data File 5 equal to the number of Preliminary Properties 4 computed in b. above from the population of Preliminary Properties 4 which both:
i.	Secure such Preliminary Mortgage Loan 4 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 5.

The application of the sample selection methodology described above resulted in the selection of 60 Preliminary Properties 4 (the “Added Sample Properties 3”). The Added Sample Properties 3 are identified on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 3 from Preliminary Property Data File 5, or the basis for the selection of the six (6) Preliminary Mortgage Loans 4 on the Property Sampling Schedule from which the Added Sample Properties 3 were randomly selected (as described above).

Attachment A Page 7 of 21

10.	For each Added Sample Property 3, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 5, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 8, all such compared information was in agreement.

For the purpose of the procedures described in this Item 10., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Added Sample Properties 3” and “Preliminary Property Data File 5,” respectively.

11.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v88 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 6”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 4,547 mortgaged properties (the “Preliminary Properties 5”) that secure 70 mortgage loans (the “Preliminary Mortgage Loans 5”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 5 on Preliminary Property Data File 6 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 11.

For each of the three (3) Preliminary Mortgage Loans 5 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 5 that both:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 6,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 5 on Preliminary Property Data File 6 equal to the number of Preliminary Properties 5 computed in b. above from the population of Preliminary Properties 5 which both:
i.	Secure such Preliminary Mortgage Loan 5 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 6.

The application of the sample selection methodology described above resulted in the selection of fifty-six (56) Preliminary Properties 5 (the “Added Sample Properties 4”). The Added Sample Properties 4 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 4 from Preliminary Property Data File 6, or the basis for the selection of the three (3) Preliminary Mortgage Loans 5 on the Property Sampling Schedule from which the Added Sample Properties 4 were randomly selected (as described above).

12.	For each Added Sample Property 4, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 6, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3

Attachment A Page 8 of 21

to Attachment A. Except for the information shown on Exhibit 9, all such compared information was in agreement.

For the purpose of the procedures described in this Item 12., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Added Sample Properties 4” and “Preliminary Property Data File 6,” respectively.

13.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v102 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 7”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 August 2015 on 4,828 mortgaged properties (the “Preliminary Properties 6”) that secure 76 mortgage loans (the “Preliminary Mortgage Loans 6”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 6 on Preliminary Property Data File 7 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 13.

For each of the six (6) Preliminary Mortgage Loans 6 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 6 that both:
i.	Secure such Preliminary Mortgage Loan 6 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 7,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 6 on Preliminary Property Data File 7 equal to the number of Preliminary Properties 6 computed in b. above from the population of Preliminary Properties 6 which both:
i.	Secure such Preliminary Mortgage Loan 6 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 7.

The application of the sample selection methodology described above resulted in the selection of sixty-eight (68) Preliminary Properties 6 (the “Added Sample Properties 5”). The Added Sample Properties 5 are identified on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 5 from Preliminary Property Data File 7, or the basis for the selection of the six (6) Preliminary Mortgage Loans 6 on the Property Sampling Schedule from which the Added Sample Properties 5 were randomly selected (as described above).

Attachment A Page 9 of 21

14.	For each Added Sample Property 5, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 7, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 10, all such compared information was in agreement.

For the purpose of the procedures described in this Item 14., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Added Sample Properties 5” and “Preliminary Property Data File 7,” respectively.

15.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “150426 CAF Accounting Tape v109 - MASTER STRATS - SENT TO EY.xlsx” (“Preliminary Property Data File 8,” together with Preliminary Property Data File 1, Preliminary Property Data File 2, Preliminary Property Data File 3, Preliminary Property Data File 4, Preliminary Property Data File 5, Preliminary Property Data File 6 and Preliminary Property Data File 7, the “Preliminary Property Data Files”) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information as of 9 October 2015 (the “Cut-Off Date”) on 4,833 mortgaged properties (the “Preliminary Properties 7”) that secure 77 mortgage loans (the “Preliminary Mortgage Loans 7”).

As instructed by Colony, on behalf of the Issuer, we selected a sample of the Preliminary Properties 7 on Preliminary Property Data File 8 using the sample selection methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 15.

For each of the two (2) Preliminary Mortgage Loans 7 listed on the Property Sampling Schedule, Colony, on behalf of the Issuer, instructed us to:

a.	Multiply 25% by the number of Preliminary Properties 7 that both:
i.	Secure such Preliminary Mortgage Loan 7 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 8,
b.	Round the value computed in a. above up to the nearest integer and
c.	Select a random sample of Preliminary Properties 7 on Preliminary Property Data File 8 equal to the number of Preliminary Properties 7 computed in b. above from the population of Preliminary Properties 7 which both:
i.	Secure such Preliminary Mortgage Loan 7 and
ii.	Have “Y” for the “parent” characteristic on Preliminary Property Data File 8.

Attachment A Page 10 of 21

15. (continued)

The application of the sample selection methodology described above resulted in the selection of twenty-one (21) Preliminary Properties 7 (the “Added Sample Properties 6,” together with the Sample Properties 1, Added Sample Properties 1, Added Sample Properties 2, Added Sample Properties 3, Added Sample Properties 4 and Added Sample Properties 5, the “Sample Properties”). The Added Sample Properties 6 are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, Colony, on behalf of the Issuer, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Added Sample Properties 6 from Preliminary Property Data File 8, or the basis for the selection of the two (2) Preliminary Mortgage Loans 7 on the Property Sampling Schedule from which the Added Sample Properties 6 were randomly selected (as described above).

16.	For each Added Sample Property 6, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Preliminary Property Data File 8, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 11, all such compared information was in agreement.

For the purpose of the procedures described in this Item 16., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Added Sample Properties 6” and “Preliminary Property Data File 8,” respectively.

17.	Colony, on behalf of the Issuer, provided us with an electronic data file labeled “CAF RA Tape 10 02 Distribution vF.xlsx” (the “Final Property Data File,” which together with the Preliminary Property Data Files comprise the Property Data Files) and a corresponding record layout and decode table, that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans and the Mortgaged Properties as of the Cut-Off Date.

We compared the information that identified each Sample Property (the “Property ID”), as shown on the applicable Preliminary Property Data File, to the corresponding Property ID on the Final Property Data File and noted that:

a.	1,023 of the Mortgaged Properties included on Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	336 of the Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are identified on Exhibit 1 to Attachment A.

Attachment A Page 11 of 21

18.	For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Final Property Data File, to the corresponding information located on the Property Source Documents that were provided by Colony, on behalf of the Issuer, subject to the qualifications, assumptions and methodologies provided by Colony, on behalf of the Issuer, that are stated in the notes to Exhibit 3 to Attachment A. The Property Source Document(s) that we were instructed by Colony, on behalf of the Issuer, to use for each Base Property Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

For the purpose of the procedures described in this Item 18., all references to the “Sample Properties” and “Property Data File” in the notes to Exhibit 3 to Attachment A are deemed to refer to the “Final Sample Properties” and “Final Property Data File,” respectively.

19.	For each Original BPO Property, we compared the “origination date value” (the “Origination Date Property Sample Characteristic”), as shown on the Original BPO Data File, to the corresponding information on the Final Property Data File. All such compared information was in agreement.

20.	For each Mortgaged Property, we compared the “closest MSA” information (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics and Origination Date Property Sample Characteristic comprise the “Property Sample Characteristics”), as shown on the Final Property Data File, to the corresponding metropolitan statistical area information on the MSA Support File. All such compared information was in agreement.

21.	We obtained from Colony, on behalf of the Issuer:
a.	An electronic data file (the “Preliminary Mortgage Loan Data File”) that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date and
b.	A record layout and decode table related to the information on the Preliminary Mortgage Loan Data File.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics shown on Exhibit 12 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on copies of the Mortgage Loan Source Documents indicated on Exhibit 12 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 12 to Attachment A and the next paragraph of this Item 21.

Attachment A Page 12 of 21

21. (continued)

The Mortgage Loan Source Document(s) that Colony, on behalf of the Issuer, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 12 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 12 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 12 to Attachment A.

22.	As instructed by Colony, on behalf of the Issuer, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in Item 21., and provided a list of such differences to Colony, on behalf of the Issuer. The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

23.	Subsequent to the performance of the procedures described in Items 21. and 22. above, we received from Colony, on behalf of the Issuer:
a.	An electronic data file (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files), that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-Off Date and
b.	A record layout and decode table related to the information on the Final Mortgage Loan Data File.

Using information on the:

i.	Final Mortgage Loan Data File and
ii.	Updated Mortgage Loan Data File,

we compared each Compared Mortgage Loan Characteristic on Exhibit 12 to Attachment A, all as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File and found such information to be in agreement.

24.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 13 of 21

25.	Using the:
a.	First Payment Date, as shown on the Final Mortgage Loan Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Mortgage Loan Source Document,

of each Mortgage Loan (except for the Interest Only Mortgage Loans (as defined in Note 10 of Exhibit 12 to Attachment A), which are described in the succeeding paragraph of this Item 25.), we recalculated the “IO Term (months)” of each Mortgage Loan (except for the Interest Only Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For each Interest Only Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the “Original Term to Maturity (months)” value on the Final Mortgage Loan Data File for the “IO Term (months)” characteristic.

26.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (as adjusted in the succeeding paragraph of this Item 26.) and
c.	Monthly Debt Service ($)

of each Mortgage Loan, except for the:

i.	Interest Only Mortgage Loans,
ii.	Intrepid Mortgage Loan (as defined in Note 6 of Exhibit 12 to Attachment A),
iii.	[Redacted][ 16200] Mortgage Loan (as defined in Note 10 of Exhibit 12 to Attachment A),
iv.	[Redacted][14104] Mortgage Loan (as defined in Note 14 of Exhibit 12 to Attachment A) and
v.	Mortgage Loan identified on the Final Mortgage Loan Data File as “[Redacted][16216] .” (the “[Redacted][16216] Mortgage Loan”),

which are described in the succeeding paragraphs of this Item 26.), all as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for the Mortgage Loans described in i. through v. above). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for the Mortgage Loans described in i. through v. above), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by a fraction of equal to 365/360.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

Attachment A Page 14 of 21

26. (continued)

For the Intrepid Mortgage Loan, the applicable Mortgage Loan Source Documents indicated that this Mortgage Loan had multiple fundings (as further described in Note 6 of Exhibit 12 to Attachment A). For the Intrepid Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “360” for the “Original Amortization Term (months)” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, indicated that a mortgaged property which partially secured this Mortgage Loan was released prior to the Cut-Off Date (as further described in Note 10 of Exhibit 12 to Attachment A). For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “360” for the “Original Amortization Term (months)” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

For the [Redacted][14104] Mortgage Loan, the applicable Mortgage Loan Source Documents did not provide information relating to the amortization term for this Mortgage Loan, and Colony, on behalf of the Issuer, instructed us to use “368” for the “Original Amortization Term (months)” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

For the [Redacted][16216] Mortgage Loan, the applicable Mortgage Loan Source Documents indicate that this Mortgage Loan has a “Principal Amortization Period” of “30 years.” For the [Redacted][16216] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “368” for the “Original Amortization Term (months)” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

27.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 15 of 21

28.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Intrepid Mortgage Loan and [Redacted][16200] Mortgage Loan, which are described in the third and fourth paragraphs of this Item 28., respectively), all as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-Off Date (the “Cut-Off Date Principal Balance”) and as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Balance” for each Mortgage Loan (except for the [Redacted][13630] Mortgage Loan (as defined in Note 14 of Exhibit 12 to Attachment A), which is described in the succeeding sentence of this paragraph) as the principal amount that is scheduled to be paid on the “Initial Maturity Date,” including the principal component that is included in the “Monthly Debt Service ($)” that is due on the “Initial Maturity Date,” if applicable.  For the purpose of this procedure with respect to the [Redacted][13630] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Balance” for the [Redacted][13630] Mortgage Loan as the total principal amount that is scheduled to be received for this Mortgage Loan in the month of January 2019 (which includes the principal component that is included in the “Monthly Debt Service ($)” payment that will be received on the 1/9/2019 “Payment Date,” and the remaining outstanding principal balance that will be received on the 1/31/2019 “Initial Maturity Date” for this Mortgage Loan).

Attachment A Page 16 of 21

28. (continued)

For the Intrepid Mortgage Loan, the applicable Mortgage Loan Source Documents indicated that this Mortgage Loan had multiple fundings (as further described in Note 6 of Exhibit 12 to Attachment A). For the Intrepid Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the:

a.          Interest Rate Accrual,

b.          Seasoning (months),

c.          IO Term (months),

d.          Initial Maturity Date,

e.          Interest Rate and

f.          Monthly Debt Service ($)

of the Intrepid Mortgage Loan, all as shown on the Final Mortgage Loan Data File, and

i.          “$12,769,169.40” for the “Mortgage Loan Initial Funded Amount ($)” and

ii.         “4/9/2015” for the “First Payment Date”

of the Intrepid Mortgage Loan, to recalculate the “Cut-Off Date Principal Balance” and “Mortgage Loan Maturity Balance” of the Intrepid Mortgage Loan, assuming that on and subsequent to the 4/9/2015 “First Payment Date” described above, all scheduled payments of principal and/or interest on the Intrepid Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, indicated that a mortgaged property which partially secured this Mortgage Loan was released prior to the Cut-Off Date (as further described in Note 10 of Exhibit 12 to Attachment A). For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the:

a.          Interest Rate Accrual,

b.          Seasoning (months),

c.          IO Term (months),

d.          Initial Maturity Date,

e.          Interest Rate and

f.          Monthly Debt Service ($)

of the [Redacted][16200] Mortgage Loan, all as shown on the Final Mortgage Loan Data File, and

i.           “$752,080.97” for the “Mortgage Loan Initial Funded Amount ($)” and

ii.          “10/9/2015” for the “First Payment Date”

of the [Redacted][16200] Mortgage Loan, to recalculate the “Cut-Off Date Principal Balance” and “Mortgage Loan Maturity Balance” of the [Redacted][16200] Mortgage Loan, assuming that on and subsequent to the 10/9/2015 “First Payment Date” described above, all scheduled payments of principal and/or interest on the [Redacted][16200] Mortgage Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

Attachment A Page 17 of 21

29.	Using the “Cut-Off Date Principal Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

30.	Using the:

a.	Original Term to Maturity (months) and
b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

31.	Using the:

a.	IO Term (months),

b.	Original Amortization Term (months) and

c.	Seasoning (months)

of each Mortgage Loan (except for the Interest Only Mortgage Loans, which are described in the succeeding paragraph of this Item 31.), all as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for the Interest Only Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the Interest Only Mortgage Loans, Colony, on behalf of the Issuer, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

32.	Using the:

a.	IO Term (months) and

b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

33.	Using the “Monthly Debt Service ($)” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($)” of the Mortgage Loan, as shown on the Final Mortgage Loan Data File. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 18 of 21

34.	Using the:

a.	Servicing Fee Rate,

b.	Trustee/Note Administrator Fee Rate and

c.	CREFC® License Fee Rate

of each Mortgage Loan, all as shown on the Final Mortgage Loan Data File, we recalculated the “Administration Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

35.	Using the:

a.	Interest Rate and

b.	Administration Fee Rate

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

36.	Using:

a.	Information on the Final Mortgage Loan Data File and

b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Memorandum,

we recalculated the:

i.	Mortgage Loan NOI DSCR,

ii.	Mortgage Loan UW NCF DSCR,

iii.	NOI DSCR as of 6/30,

iv.	NCF DSCR as of 6/30,

v.	Mortgage Loan Cutoff NOI Debt Yield,

vi.	Mortgage Loan Cutoff NCF Debt Yield,

vii.	NCF Debt Yield as of 6/30,

viii.	Origination Date LTV Ratio,

ix.	Cut-Off Date LTV Ratio and

x.	Maturity Date LTV Ratio

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Colony, on behalf of the Issuer, to round the “Mortgage Loan UW NOI DSCR” and “Mortgage Loan UW NCF DSCR,” “NOI DSCR as of 6/30” and “NCF DSCR as of 6/30” to two decimal places and the “Mortgage Loan Cutoff NOI Debt Yield,” “Mortgage Loan Cutoff NCF Debt Yield,” “NCF Debt Yield as of 6/30,” “Origination Date LTV Ratio,” “Cut-Off Date LTV Ratio” and “Maturity Date LTV Ratio” to the nearest 1/10th of one percent.

37.	Using the:

a.	Original Yield Maintenance Period and

b.	Seasoning (months)

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

38.	Using the “Guarantor” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (the “Related Guarantor Loans”). We

Attachment A Page 19 of 21

compared the Related Guarantor Loan information to the corresponding information on the Final Mortgage Loan Data File and, except for the Mortgage Loans described in the succeeding two paragraphs of this Item 38., found such information to be in agreement.

For the Mortgage Loans identified on the Final Mortgage Loan Data File as:

a.	“[Redacted][17190] ” (the “[Redacted][17190] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File, and

b.	“[Redacted][13745] ” (the “[Redacted][13745] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,

Colony, on behalf of the Issuer, indicated that these Mortgage Loans are Related Guarantor Loans, and instructed us to use “Group 7” for the “Related Guarantor Loans” characteristic on the Final Mortgage Loan Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

For the Mortgage Loans identified on the Final Mortgage Loan Data File as:

a.	“[Redacted][16306] ” (the “[Redacted][16306] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,
b.	“[Redacted][15794] ” (the “[Redacted][15794] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File, and
c.	“[Redacted][14535] ” (the “[Redacted][14535] Mortgage Loan”), which has “[Redacted]” for the “Guarantor” characteristic on the Final Mortgage Loan Data File,

Colony, on behalf of the Issuer, indicated that these Mortgage Loans are Related Guarantor Loans, and instructed us to use “Group 11” for the “Related Guarantor Loans” characteristic on the Final Mortgage Loan Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above.

39.	For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information on the loan agreement or loan modification agreement Mortgage Loan Source Documents for the related Mortgage Loan. All such compared information was in agreement.

Attachment A Page 20 of 21

40.	Using the:

a.	Cut-Off Date Principal Balance and

b.	Mortgage Loan Maturity Balance

of each Mortgage Loan, both as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount” of each Mortgaged Property, as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by Colony, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 40. We compared this recalculated information and, except for the Mortgaged Properties that secure the [Redacted][16200] Mortgage Loan, which are described in the final paragraph of this Item 40., found such information to be in agreement.

For each Mortgaged Property (except for the Mortgaged Properties related to [Redacted][16200] Mortgage Loan, which are described in the succeeding paragraph of this Item 40.), Colony, on behalf of the Issuer, instructed us to allocate the “Cut-Off Date Principal Balance” and the “Mortgage Loan Maturity Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Closing Date Allocated Loan Amount” for each Mortgaged Property, as shown on the Final Property Data File.

For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, indicated that the mortgaged property identified on the Final Property Data File as “[Redacted]” which partially secured this Mortgage Loan was released prior to the Cut-Off Date (as further described in Note 10 of Exhibit 12 to Attachment A). For the Mortgaged Properties that secure the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use the amounts in the schedule below for the “Cut-off Date Allocated Loan Amount” and “Maturity Date Allocated Loan Amount” for each Mortgaged Property.

Attachment A Page 21 of 21

40. (continued)

Mortgaged Property	Cut-off Date Allocated Loan Amount	Maturity Date Allocated Loan Amount

[Redacted]	40,747	38,249
[Redacted]	34,532	32,414
[Redacted]	65,610	61,587
[Redacted]	46,963	44,083
[Redacted]	48,344	45,380
[Redacted]	29,007	27,228
[Redacted]	44,822	42,074
[Redacted]	31,078	29,173
[Redacted]	0	0
[Redacted]	62,088	58,281
[Redacted]	58,704	55,104
[Redacted]	29,007	27,228
[Redacted]	58,013	54,456
[Redacted]	37,985	35,656
[Redacted]	41,438	38,897
[Redacted]	37,985	35,656
[Redacted]	44,891	42,138
[Redacted]	40,057	37,600

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
1	15067	15067-1	X
2	15067	15067-10	X
3	15067	15067-11	X
4	15067	15067-12	X
5	15821	15821-1	X
6	15821	15821-10	X										X
7	15821	15821-11	X										X
8	15821	15821-12	X
9	15821	15821-13	X
10	15821	15821-14	X										X
11	15822	15822-1	X
12	15822	15822-2	X
13	15822	15822-3	X
14	15822	15822-10	X
15	15822	15822-11	X
16	15822	15822-12	X
17	15822	15822-13	X
18	15680	15680-1	X
19	15680	15680-2	X
20	15680	15680-3	X
21	16200	16200-1	X
22	16200	16200-10	X
23	16200	16200-11	X
24	16200	16200-12	X
25	16200	16200-13	X
26	16332	16332-1	X
27	16332	16332-2	X
28	16332	16332-3	X
29	16332	16332-4	X
30	15069	15069-1	X										X
31	15069	15069-10	X										X
32	15069	15069-11	X										X
33	15069	15069-12	X										X
34	14535	14535-1	X										X
35	14535	14535-10	X										X
36	14535	14535-11	X										X
37	15937	15937-1	X
38	15937	15937-10	X
39	15937	15937-11	X
40	15937	15937-12	X
41	14104	14104-1	X										X
42	14104	14104-2	X										X
43	14104	14104-10	X										X
44	16076	16076-1	X
45	16076	16076-10	X
46	16076	16076-11	X
47	16076	16076-12	X										X
48	16076	16076-13	X
49	16216	16216-1	X
50	16216	16216-2	X
51	15092	15092-1	X
52	15092	15092-10	X
53	15092	15092-11	X
54	15092	15092-12	X
55	15092	15092-13	X
56	15948	15948-1	X
57	15948	15948-2	X
58	15948	15948-10	X
59	15948	15948-11	X
60	15948	15948-12	X
61	15948	15948-13	X
62	15948	15948-14	X
63	15948	15948-15	X
64	15948	15948-16	X
65	15948	15948-17	X
66	15948	15948-18	X
67	15948	15948-19	X
68	15948	15948-20	X
69	15948	15948-21	X
70	16833	16833-1	X
71	16833	16833-2	X
72	16833	16833-3	X
73	16833	16833-4	X
74	16833	16833-5	X
75	16833	16833-6	X
76	17015	17015-1	X
77	17015	17015-2	X
78	17015	17015-3	X
79	17015	17015-4	X
80	13930	13930-1	X
81	13930	13930-6	X
82	13930	13930-7	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
83	13930	13930-8	X
84	13506	13506-1		X								X
85	13506	13506-10		X								X
86	13506	13506-100		X								X
87	13506	13506-101		X								X
88	13506	13506-102		X								X
89	13506	13506-103		X								X
90	13506	13506-104		X								X
91	13506	13506-105		X								X
92	13506	13506-106		X								X
93	13506	13506-107		X								X
94	13506	13506-108		X								X
95	13506	13506-109		X								X
96	13506	13506-11		X								X
97	13506	13506-110		X								X
98	13506	13506-111		X								X
99	13506	13506-112		X								X
100	13506	13506-113		X								X
101	13506	13506-114		X								X
102	13506	13506-115		X								X
103	13506	13506-116		X								X
104	13506	13506-117		X								X
105	13506	13506-118		X								X
106	13506	13506-119		X								X
107	13506	13506-12		X								X
108	13506	13506-120		X								X
109	13506	13506-121		X								X
110	13506	13506-122		X								X
111	13506	13506-123		X								X
112	13506	13506-124		X								X
113	13506	13506-125		X								X
114	13506	13506-126		X								X
115	13506	13506-127		X								X
116	13506	13506-128		X								X
117	13506	13506-129		X								X
118	13506	13506-13		X								X
119	13506	13506-130		X								X
120	13506	13506-131		X								X
121	13506	13506-132		X								X
122	13506	13506-133		X								X
123	13506	13506-134		X								X
124	13916	13916-1		X									X
125	13916	13916-10		X									X
126	13916	13916-11		X									X
127	13916	13916-12		X									X
128	13916	13916-13		X									X
129	13916	13916-14		X									X
130	13916	13916-15		X									X
131	13916	13916-16		X									X
132	14477	14477-1		X									X
133	14477	14477-2		X									X
134	14537	14537-1		X									X
135	14537	14537-2		X									X
136	14537	14537-3		X									X
137	14537	14537-4		X									X
138	15080	15080-1		X
139	15080	15080-10		X									X
140	15080	15080-11		X									X
141	15080	15080-12		X									X
142	15080	15080-13		X									X
143	15080	15080-14		X									X
144	15080	15080-15		X									X
145	15080	15080-16		X									X
146	15080	15080-17		X									X
147	15080	15080-18		X									X
148	15768	15768-1		X								X
149	15768	15768-10		X								X
150	15768	15768-100		X								X
151	15768	15768-101		X								X
152	15768	15768-102		X								X
153	15768	15768-103		X								X
154	15768	15768-104		X								X
155	15768	15768-105		X								X
156	15768	15768-106		X								X
157	15768	15768-107		X								X
158	15768	15768-108		X								X
159	15768	15768-109		X								X
160	15768	15768-11		X								X
161	15768	15768-110		X								X
162	15768	15768-111		X								X
163	15768	15768-112		X								X
164	15768	15768-113		X								X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
165	15768	15768-114		X								X
166	15768	15768-115		X								X
167	15768	15768-116		X								X
168	15768	15768-117		X								X
169	15768	15768-118		X								X
170	15768	15768-119		X								X
171	15768	15768-12		X								X
172	15768	15768-120		X								X
173	15768	15768-121		X								X
174	15768	15768-122		X								X
175	15768	15768-123		X								X
176	15768	15768-124		X								X
177	15768	15768-125		X								X
178	15768	15768-126		X								X
179	15768	15768-127		X								X
180	15768	15768-128		X								X
181	15768	15768-129		X								X
182	15768	15768-13		X								X
183	15768	15768-130		X								X
184	15768	15768-131		X								X
185	15768	15768-132		X								X
186	15768	15768-133		X								X
187	15961	15961-1		X
188	15961	15961-10		X									X
189	15961	15961-11		X									X
190	15961	15961-12		X									X
191	15961	15961-13		X									X
192	15961	15961-14		X									X
193	15961	15961-15		X									X
194	15961	15961-16		X									X
195	15961	15961-17		X									X
196	15961	15961-18		X									X
197	15961	15961-19		X
198	13528	13528-10			X	X							X
199	13528	13528-1			X	X							X
200	13528	13528-11			X	X							X
201	13528	13528-12			X	X							X
202	13528	13528-13			X	X							X
203	13528	13528-14			X	X							X
204	13528	13528-15			X	X							X
205	13528	13528-16			X	X							X
206	13528	13528-17			X	X							X
207	13528	13528-18			X	X							X
208	13528	13528-20			X	X							X
209	13528	13528-2			X	X							X
210	13528	13528-22			X	X							X
211	13528	13528-23			X	X							X
212	13528	13528-24			X	X							X
213	13528	13528-25			X	X							X
214	13528	13528-26			X	X							X
215	13528	13528-27			X	X							X
216	13528	13528-28			X	X							X
217	13528	13528-29			X	X							X
218	13528	13528-30			X	X							X
219	13528	13528-3			X	X							X
220	13528	13528-31			X	X							X
221	13528	13528-32			X	X							X
222	13630	13630-1			X	X							X
223	15113	15113-10			X	X							X
224	15113	15113-11			X	X							X
225	15113	15113-12			X	X							X
226	15113	15113-13			X	X							X
227	15113	15113-14			X	X							X
228	15113	15113-16			X	X							X
229	15113	15113-17			X	X							X
230	15113	15113-19			X	X							X
231	15113	15113-2			X	X							X
232	15681	15681-1			X	X							X
233	15681	15681-2			X	X							X
234	16306	16306-1			X	X							X
235	16306	16306-11			X	X							X
236	16306	16306-12			X	X							X
237	16306	16306-13			X	X							X
238	16215	16215-11			X	X							X
239	16215	16215-12			X	X							X
240	16215	16215-16			X	X							X
241	16215	16215-19			X	X							X
242	16215	16215-31			X	X							X
243	16215	16215-108			X	X							X
244	15501	15501-10			X	X						X
245	15501	15501-11			X	X						X
246	15501	15501-12			X	X						X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
247	15501	15501-13			X	X						X
248	15501	15501-100			X	X						X
249	15501	15501-101			X	X						X
250	15501	15501-102			X	X						X
251	15501	15501-103			X	X						X
252	15501	15501-104			X	X						X
253	15501	15501-105			X	X						X
254	15501	15501-106			X	X						X
255	15501	15501-107			X	X						X
256	15501	15501-108			X	X						X
257	15501	15501-109			X	X						X
258	15501	15501-110			X	X						X
259	15501	15501-111			X	X						X
260	15501	15501-112			X	X						X
261	15501	15501-113			X	X						X
262	15501	15501-114			X	X						X
263	15501	15501-115			X	X						X
264	15501	15501-116			X	X						X
265	15501	15501-117			X	X						X
266	15501	15501-119			X	X						X
267	15501	15501-120			X	X						X
268	15501	15501-121			X	X						X
269	15501	15501-123			X	X						X
270	15501	15501-125			X	X						X
271	15501	15501-127			X	X						X
272	15501	15501-128			X	X						X
273	15501	15501-130			X	X						X
274	15501	15501-131			X	X						X
275	15501	15501-132			X	X						X
276	15501	15501-133			X	X						X
277	15501	15501-134			X	X						X
278	15501	15501-135			X	X						X
279	15501	15501-136			X	X						X
280	15769	15769-1			X	X						X
281	15769	15769-11			X	X						X
282	15769	15769-12			X	X						X
283	15769	15769-13			X	X						X
284	15769	15769-100			X	X						X
285	15769	15769-102			X	X						X
286	15769	15769-103			X	X						X
287	15769	15769-105			X	X						X
288	15769	15769-106			X	X						X
289	15769	15769-108			X	X						X
290	15769	15769-109			X	X						X
291	15769	15769-110			X	X						X
292	15769	15769-111			X	X						X
293	15769	15769-112			X	X						X
294	15769	15769-113			X	X						X
295	15769	15769-115			X	X						X
296	15769	15769-117			X	X						X
297	15769	15769-118			X	X						X
298	15769	15769-122			X	X						X
299	15769	15769-123			X	X						X
300	15769	15769-124			X	X						X
301	15769	15769-128			X	X						X
302	15769	15769-133			X	X						X
303	16075	16075-1			X	X							X
304	16075	16075-11			X	X							X
305	16075	16075-12			X	X							X
306	16075	16075-101			X	X							X
307	16075	16075-102			X	X							X
308	16075	16075-103			X	X							X
309	16075	16075-104			X	X							X
310	16075	16075-105			X	X							X
311	16075	16075-106			X	X							X
312	16075	16075-108			X	X							X
313	16075	16075-109			X	X							X
314	16075	16075-110			X	X							X
315	16075	16075-111			X	X							X
316	16075	16075-112			X	X							X
317	16075	16075-113			X	X							X
318	16075	16075-114			X	X							X
319	16075	16075-116			X	X							X
320	16075	16075-119			X	X							X
321	16075	16075-120			X	X							X
322	16075	16075-121			X	X							X
323	16075	16075-122			X	X							X
324	16075	16075-124			X	X							X
325	16075	16075-125			X	X							X
326	16075	16075-128			X	X							X
327	16075	16075-130			X	X							X
328	16075	16075-132			X	X							X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
329	16075	16075-134			X	X							X
330	16077	16077-11			X	X							X
331	16077	16077-14			X	X							X
332	13546	13546-1			X	X							X
333	13546	13546-11			X	X							X
334	13546	13546-13			X	X							X
335	13546	13546-104			X	X							X
336	13546	13546-106			X	X							X
337	13546	13546-107			X	X							X
338	13546	13546-109			X	X							X
339	13546	13546-110			X	X							X
340	13546	13546-113			X	X							X
341	13546	13546-115			X	X							X
342	13546	13546-116			X	X							X
343	13546	13546-117			X	X							X
344	13546	13546-120			X	X							X
345	13546	13546-122			X	X							X
346	13546	13546-123			X	X							X
347	13546	13546-125			X	X							X
348	13546	13546-126			X	X							X
349	13546	13546-127			X	X							X
350	13546	13546-129			X	X							X
351	13546	13546-130			X	X							X
352	13546	13546-133			X	X							X
353	13546	13546-137			X	X							X
354	13546	13546-139			X	X							X
355	13546	13546-146			X	X							X
356	13546	13546-147			X	X							X
357	13546	13546-148			X	X							X
358	13546	13546-150			X	X							X
359	13289	13289-1			X	X							X
360	13289	13289-2			X	X							X
361	13289	13289-11			X	X							X
362	13289	13289-12			X	X							X
363	13289	13289-13			X	X							X
364	13289	13289-14			X	X							X
365	13289	13289-15			X	X							X
366	13289	13289-16			X	X							X
367	13289	13289-18			X	X							X
368	13289	13289-19			X	X							X
369	13289	13289-21			X	X							X
370	13561	13561-1			X	X							X
371	13561	13561-2			X	X							X
372	13561	13561-10			X	X							X
373	13561	13561-11			X	X							X
374	13561	13561-12			X	X							X
375	13561	13561-13			X	X							X
376	13561	13561-14			X	X							X
377	13561	13561-15			X	X							X
378	13561	13561-16			X	X							X
379	13561	13561-20			X	X							X
380	13561	13561-21			X	X							X
381	13561	13561-22			X	X							X
382	13561	13561-24			X	X							X
383	13561	13561-25			X	X							X
384	13561	13561-26			X	X							X
385	13561	13561-27			X	X							X
386	13686	13686-10			X	X							X
387	13686	13686-11			X	X							X
388	13686	13686-12			X	X							X
389	13686	13686-100			X	X							X
390	13686	13686-101			X	X							X
391	13686	13686-103			X	X							X
392	13686	13686-104			X	X							X
393	13686	13686-106			X	X							X
394	13686	13686-109			X	X							X
395	13686	13686-110			X	X							X
396	13686	13686-112			X	X							X
397	13686	13686-114			X	X							X
398	13686	13686-115			X	X							X
399	13686	13686-117			X	X							X
400	13686	13686-118			X	X							X
401	13686	13686-119			X	X							X
402	13686	13686-120			X	X							X
403	13686	13686-122			X	X							X
404	13686	13686-123			X	X							X
405	13686	13686-127			X	X							X
406	13686	13686-128			X	X							X
407	13686	13686-129			X	X							X
408	13686	13686-131			X	X							X
409	13686	13686-132			X	X							X
410	13686	13686-133			X	X							X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
411	13460	13460-1			X	X							X
412	13460	13460-12			X	X							X
413	13460	13460-15			X	X							X
414	13460	13460-19			X	X							X
415	13460	13460-22			X	X							X
416	13460	13460-24			X	X							X
417	13460	13460-25			X	X							X
418	13460	13460-26			X	X							X
419	13745	13745-12			X	X							X
420	13745	13745-17			X	X							X
421	13745	13745-18			X	X							X
422	13745	13745-23			X	X							X
423	13745	13745-25			X	X							X
424	14505	14505-1			X	X						X
425	14505	14505-2			X	X						X
426	14505	14505-10			X	X						X
427	14505	14505-11			X	X						X
428	14505	14505-12			X	X						X
429	14505	14505-13			X	X						X
430	14505	14505-14			X	X						X
431	14505	14505-15			X	X						X
432	14505	14505-16			X	X						X
433	14505	14505-18			X	X						X
434	14505	14505-19			X	X						X
435	14505	14505-20			X	X						X
436	14505	14505-100			X	X						X
437	14505	14505-113			X	X						X
438	14505	14505-173			X	X						X
439	14505	14505-190			X	X						X
440	14505	14505-191			X	X						X
441	14505	14505-202			X	X						X
442	14505	14505-203			X	X						X
443	14505	14505-209			X	X						X
444	14506	14506-2			X	X							X
445	14506	14506-10			X	X							X
446	14506	14506-12			X	X							X
447	14506	14506-14			X	X							X
448	14506	14506-15			X	X							X
449	14506	14506-16			X	X							X
450	14506	14506-17			X	X							X
451	14506	14506-18			X	X							X
452	14506	14506-19			X	X							X
453	14506	14506-20			X	X							X
454	14506	14506-114			X	X							X
455	14506	14506-117			X	X							X
456	14506	14506-157			X	X							X
457	14506	14506-172			X	X							X
458	14506	14506-174			X	X							X
459	14506	14506-175			X	X							X
460	14506	14506-182			X	X							X
461	14506	14506-186			X	X							X
462	14506	14506-192			X	X							X
463	14506	14506-203			X	X							X
464	14506	14506-207			X	X							X
465	14506	14506-209			X	X							X
466	14507	14507-100			X	X							X
467	14507	14507-101			X	X							X
468	14507	14507-102			X	X							X
469	14507	14507-103			X	X							X
470	14507	14507-104			X	X							X
471	14507	14507-105			X	X							X
472	14507	14507-120			X	X							X
473	14507	14507-136			X	X							X
474	14507	14507-139			X	X							X
475	14507	14507-163			X	X							X
476	14507	14507-191			X	X							X
477	14507	14507-204			X	X							X
478	14507	14507-207			X	X							X
479	14538	14538-10			X	X							X
480	14538	14538-12			X	X							X
481	14538	14538-13			X	X							X
482	15072	15072-1			X	X							X
483	15072	15072-11			X	X							X
484	15072	15072-12			X	X							X
485	15072	15072-13			X	X							X
486	13797	13797-1			X	X							X
487	13797	13797-4			X	X							X
488	13797	13797-12			X	X							X
489	15794	15794-1			X	X							X
490	15794	15794-10			X	X							X
491	15794	15794-11			X	X							X
492	15794	15794-12			X	X							X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
493	15794	15794-13			X	X							X
494	13978	13978-1			X	X							X
495	13978	13978-11			X	X							X
496	13978	13978-12			X	X							X
497	13978	13978-13			X	X							X
498	13978	13978-16			X	X							X
499	13978	13978-17			X	X							X
500	13978	13978-18			X	X							X
501	13978	13978-20			X	X							X
502	16356	16356-1			X	X							X
503	16356	16356-11			X	X							X
504	16356	16356-12			X	X							X
505	16356	16356-15			X	X							X
506	16356	16356-16			X	X							X
507	13703	13703-2			X	X							X
508	16308	16308-17			X	X							X
509	16308	16308-19			X	X							X
510	16328	16328-12			X		X						X
511	16328	16328-10			X		X						X
512	16328	16328-1			X		X
513	16328	16328-11			X		X
514	16328	16328-13			X		X						X
515	16328	16328-14			X		X						X
516	16215	16215-106			X		X						X
517	16215	16215-25			X		X						X
518	16215	16215-103			X		X						X
519	16215	16215-1			X		X						X
520	16215	16215-2			X		X						X
521	16215	16215-3			X		X
522	16215	16215-10			X		X
523	16215	16215-13			X		X
524	16215	16215-14			X		X
525	16215	16215-15			X		X
526	16215	16215-17			X		X
527	16215	16215-18			X		X						X
528	16215	16215-20			X		X
529	16215	16215-21			X		X
530	16215	16215-22			X		X
531	16215	16215-23			X		X
532	16215	16215-24			X		X
533	16215	16215-26			X		X						X
534	16215	16215-27			X		X						X
535	16215	16215-28			X		X
536	16215	16215-29			X		X
537	16215	16215-30			X		X
538	16215	16215-32			X		X						X
539	16215	16215-100			X		X
540	16215	16215-101			X		X
541	16215	16215-102			X		X						X
542	16215	16215-104			X		X						X
543	16215	16215-105			X		X
544	16215	16215-107			X		X
545	16215	16215-109			X		X						X
546	13630	13630-2			X		X						X
547	15501	15501-118			X		X					X
548	15501	15501-122			X		X					X
549	15501	15501-124			X		X					X
550	15501	15501-129			X		X					X
551	15501	15501-126			X		X					X
552	15501	15501-1			X		X					X
553	15769	15769-107			X		X					X
554	15769	15769-116			X		X					X
555	15769	15769-130			X		X					X
556	15769	15769-104			X		X					X
557	15769	15769-120			X		X					X
558	15769	15769-119			X		X					X
559	15769	15769-125			X		X					X
560	15769	15769-10			X		X					X
561	15769	15769-131			X		X					X
562	15769	15769-101			X		X					X
563	15769	15769-114			X		X					X
564	15769	15769-121			X		X					X
565	15769	15769-126			X		X					X
566	15769	15769-127			X		X					X
567	15769	15769-129			X		X					X
568	15769	15769-132			X		X					X
569	16075	16075-10			X		X						X
570	16075	16075-133			X		X						X
571	16075	16075-13			X		X
572	16075	16075-100			X		X
573	16075	16075-107			X		X
574	16075	16075-115			X		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
575	16075	16075-117			X		X
576	16075	16075-118			X		X
577	16075	16075-123			X		X
578	16075	16075-126			X		X						X
579	16075	16075-127			X		X
580	16075	16075-129			X		X						X
581	16075	16075-131			X		X						X
582	16612	16612-1			X		X					X
583	16612	16612-10			X		X					X
584	16612	16612-11			X		X					X
585	16612	16612-12			X		X					X
586	16612	16612-13			X		X					X
587	16612	16612-14			X		X					X
588	16612	16612-100			X		X					X
589	16612	16612-101			X		X					X
590	16612	16612-102			X		X					X
591	16612	16612-103			X		X					X
592	16612	16612-104			X		X					X
593	16612	16612-105			X		X					X
594	16612	16612-106			X		X					X
595	16612	16612-107			X		X					X
596	16612	16612-108			X		X					X
597	16612	16612-109			X		X					X
598	16612	16612-110			X		X					X
599	16612	16612-111			X		X					X
600	16612	16612-112			X		X					X
601	16612	16612-113			X		X					X
602	16612	16612-114			X		X					X
603	16612	16612-115			X		X					X
604	16612	16612-116			X		X					X
605	16612	16612-117			X		X					X
606	16612	16612-118			X		X					X
607	16612	16612-119			X		X					X
608	16612	16612-120			X		X					X
609	16612	16612-121			X		X					X
610	16612	16612-122			X		X					X
611	16612	16612-123			X		X					X
612	16612	16612-124			X		X					X
613	16612	16612-125			X		X					X
614	16612	16612-126			X		X					X
615	16612	16612-127			X		X					X
616	16612	16612-128			X		X					X
617	16612	16612-129			X		X					X
618	16612	16612-130			X		X					X
619	16612	16612-131			X		X					X
620	16612	16612-132			X		X					X
621	16612	16612-133			X		X					X
622	16612	16612-134			X		X					X
623	16612	16612-135			X		X					X
624	16612	16612-136			X		X					X
625	16612	16612-137			X		X					X
626	16612	16612-138			X		X					X
627	16612	16612-139			X		X					X
628	16612	16612-140			X		X					X
629	16612	16612-141			X		X					X
630	16077	16077-1			X		X
631	16077	16077-10			X		X
632	16077	16077-12			X		X
633	16077	16077-13			X		X
634	16308	16308-15			X		X						X
635	16308	16308-13			X		X						X
636	16308	16308-12			X		X						X
637	16308	16308-1			X		X						X
638	16308	16308-16			X		X						X
639	16308	16308-10			X		X
640	16308	16308-11			X		X						X
641	16308	16308-14			X		X						X
642	16308	16308-18			X		X						X
643	16308	16308-20			X		X
644	16690	16690-1			X		X
645	16690	16690-2			X		X
646	16690	16690-3			X		X
647	16690	16690-4			X		X						X
648	16690	16690-5			X		X						X
649	16690	16690-6			X		X						X
650	16690	16690-7			X		X						X
651	16690	16690-8			X		X						X
652	16690	16690-9			X		X
653	16690	16690-10			X		X
654	16690	16690-11			X		X						X
655	16690	16690-12			X		X						X
656	16690	16690-13			X		X						X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
657	16690	16690-14			X		X
658	16690	16690-15			X		X
659	16690	16690-16			X		X						X
660	13528	13528-19			X		X						X
661	13528	13528-21			X		X
662	16307	16307-1			X		X
663	16307	16307-10			X		X
664	16307	16307-11			X		X
665	16307	16307-12			X		X
666	16307	16307-13			X		X
667	15113	15113-18			X		X						X
668	15113	15113-21			X		X						X
669	15113	15113-20			X		X						X
670	15113	15113-15			X		X						X
671	15113	15113-1			X		X
672	13989	13989-11			X		X					X
673	13989	13989-10			X		X					X
674	13989	13989-1			X		X					X
675	13989	13989-12			X		X					X
676	13989	13989-2			X		X					X
677	16087	16087-1			X		X						X
678	16087	16087-2			X		X						X
679	16087	16087-3			X		X
680	16087	16087-4			X		X
681	16087	16087-5			X		X
682	16087	16087-6			X		X
683	16087	16087-7			X		X						X
684	16087	16087-8			X		X						X
685	16087	16087-9			X		X						X
686	16087	16087-10			X		X						X
687	16087	16087-11			X		X						X
688	16087	16087-12			X		X						X
689	16087	16087-13			X		X
690	16087	16087-14			X		X
691	16087	16087-15			X		X
692	16087	16087-16			X		X
693	16087	16087-17			X		X						X
694	16087	16087-18			X		X						X
695	16087	16087-19			X		X
696	16087	16087-20			X		X						X
697	16087	16087-21			X		X						X
698	16087	16087-22			X		X						X
699	16087	16087-23			X		X						X
700	16087	16087-24			X		X
701	16087	16087-25			X		X						X
702	16087	16087-26			X		X						X
703	16087	16087-27			X		X						X
704	16087	16087-28			X		X						X
705	16087	16087-29			X		X						X
706	16087	16087-30			X		X
707	16087	16087-31			X		X						X
708	16087	16087-32			X		X
709	16087	16087-33			X		X						X
710	16087	16087-34			X		X						X
711	16087	16087-35			X		X						X
712	16087	16087-36			X		X						X
713	16087	16087-37			X		X						X
714	16087	16087-38			X		X						X
715	16087	16087-39			X		X						X
716	16087	16087-40			X		X						X
717	16087	16087-41			X		X						X
718	16087	16087-42			X		X						X
719	16087	16087-43			X		X						X
720	16087	16087-44			X		X
721	16087	16087-45			X		X						X
722	16087	16087-46			X		X						X
723	14505	14505-159			X		X					X
724	14505	14505-164			X		X					X
725	14505	14505-180			X		X					X
726	14505	14505-184			X		X					X
727	14505	14505-105			X		X					X
728	14505	14505-166			X		X					X
729	14505	14505-188			X		X					X
730	14505	14505-147			X		X					X
731	14505	14505-143			X		X					X
732	14505	14505-116			X		X					X
733	14505	14505-153			X		X					X
734	14505	14505-172			X		X					X
735	14505	14505-17			X		X					X
736	14505	14505-114			X		X					X
737	14505	14505-183			X		X					X
738	14505	14505-106			X		X					X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
739	14505	14505-162			X		X					X
740	14505	14505-167			X		X					X
741	14505	14505-178			X		X					X
742	14505	14505-156			X		X					X
743	14505	14505-161			X		X					X
744	14505	14505-157			X		X					X
745	14505	14505-124			X		X					X
746	14505	14505-122			X		X					X
747	14505	14505-121			X		X					X
748	14505	14505-126			X		X					X
749	14505	14505-130			X		X					X
750	14505	14505-155			X		X					X
751	14505	14505-165			X		X					X
752	14505	14505-176			X		X					X
753	14505	14505-189			X		X					X
754	14505	14505-174			X		X					X
755	14505	14505-129			X		X					X
756	14505	14505-163			X		X					X
757	14505	14505-170			X		X					X
758	14505	14505-101			X		X					X
759	14505	14505-102			X		X					X
760	14505	14505-103			X		X					X
761	14505	14505-104			X		X					X
762	14505	14505-107			X		X					X
763	14505	14505-108			X		X					X
764	14505	14505-109			X		X					X
765	14505	14505-110			X		X					X
766	14505	14505-111			X		X					X
767	14505	14505-112			X		X					X
768	14505	14505-115			X		X					X
769	14505	14505-117			X		X					X
770	14505	14505-118			X		X					X
771	14505	14505-119			X		X					X
772	14505	14505-120			X		X					X
773	14505	14505-123			X		X					X
774	14505	14505-125			X		X					X
775	14505	14505-127			X		X					X
776	14505	14505-128			X		X					X
777	14505	14505-131			X		X					X
778	14505	14505-132			X		X					X
779	14505	14505-133			X		X					X
780	14505	14505-134			X		X					X
781	14505	14505-135			X		X					X
782	14505	14505-136			X		X					X
783	14505	14505-137			X		X					X
784	14505	14505-138			X		X					X
785	14505	14505-139			X		X					X
786	14505	14505-140			X		X					X
787	14505	14505-141			X		X					X
788	14505	14505-142			X		X					X
789	14505	14505-144			X		X					X
790	14505	14505-145			X		X					X
791	14505	14505-146			X		X					X
792	14505	14505-148			X		X					X
793	14505	14505-149			X		X					X
794	14505	14505-150			X		X					X
795	14505	14505-151			X		X					X
796	14505	14505-152			X		X					X
797	14505	14505-154			X		X					X
798	14505	14505-158			X		X					X
799	14505	14505-160			X		X					X
800	14505	14505-168			X		X					X
801	14505	14505-169			X		X					X
802	14505	14505-171			X		X					X
803	14505	14505-175			X		X					X
804	14505	14505-177			X		X					X
805	14505	14505-179			X		X					X
806	14505	14505-181			X		X					X
807	14505	14505-182			X		X					X
808	14505	14505-185			X		X					X
809	14505	14505-186			X		X					X
810	14505	14505-187			X		X					X
811	14505	14505-192			X		X					X
812	14505	14505-193			X		X					X
813	14505	14505-194			X		X					X
814	14505	14505-195			X		X					X
815	14505	14505-196			X		X					X
816	14505	14505-197			X		X					X
817	14505	14505-198			X		X					X
818	14505	14505-199			X		X					X
819	14505	14505-200			X		X					X
820	14505	14505-201			X		X					X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
821	14505	14505-204			X		X					X
822	14505	14505-205			X		X					X
823	14505	14505-206			X		X					X
824	14505	14505-207			X		X					X
825	14505	14505-208			X		X					X
826	14506	14506-1			X		X						X
827	14506	14506-149			X		X						X
828	14506	14506-185			X		X						X
829	14506	14506-187			X		X						X
830	14506	14506-109			X		X						X
831	14506	14506-130			X		X						X
832	14506	14506-155			X		X						X
833	14506	14506-115			X		X						X
834	14506	14506-162			X		X						X
835	14506	14506-113			X		X						X
836	14506	14506-160			X		X						X
837	14506	14506-165			X		X						X
838	14506	14506-161			X		X						X
839	14506	14506-158			X		X						X
840	14506	14506-167			X		X						X
841	14506	14506-121			X		X						X
842	14506	14506-120			X		X						X
843	14506	14506-124			X		X						X
844	14506	14506-128			X		X						X
845	14506	14506-159			X		X						X
846	14506	14506-168			X		X						X
847	14506	14506-171			X		X						X
848	14506	14506-169			X		X						X
849	14506	14506-163			X		X						X
850	14506	14506-164			X		X						X
851	14506	14506-188			X		X						X
852	14506	14506-11			X		X						X
853	14506	14506-13			X		X						X
854	14506	14506-100			X		X						X
855	14506	14506-101			X		X						X
856	14506	14506-102			X		X						X
857	14506	14506-103			X		X						X
858	14506	14506-104			X		X						X
859	14506	14506-105			X		X						X
860	14506	14506-106			X		X						X
861	14506	14506-107			X		X						X
862	14506	14506-108			X		X						X
863	14506	14506-110			X		X
864	14506	14506-111			X		X						X
865	14506	14506-112			X		X						X
866	14506	14506-116			X		X
867	14506	14506-118			X		X						X
868	14506	14506-119			X		X
869	14506	14506-122			X		X						X
870	14506	14506-123			X		X						X
871	14506	14506-125			X		X						X
872	14506	14506-126			X		X						X
873	14506	14506-127			X		X						X
874	14506	14506-129			X		X
875	14506	14506-131			X		X
876	14506	14506-132			X		X						X
877	14506	14506-133			X		X
878	14506	14506-134			X		X
879	14506	14506-135			X		X
880	14506	14506-136			X		X						X
881	14506	14506-137			X		X
882	14506	14506-138			X		X						X
883	14506	14506-139			X		X						X
884	14506	14506-140			X		X						X
885	14506	14506-141			X		X
886	14506	14506-142			X		X
887	14506	14506-143			X		X						X
888	14506	14506-144			X		X
889	14506	14506-145			X		X						X
890	14506	14506-146			X		X
891	14506	14506-147			X		X
892	14506	14506-148			X		X
893	14506	14506-150			X		X
894	14506	14506-151			X		X
895	14506	14506-152			X		X
896	14506	14506-153			X		X
897	14506	14506-154			X		X						X
898	14506	14506-156			X		X						X
899	14506	14506-166			X		X						X
900	14506	14506-170			X		X
901	14506	14506-173			X		X
902	14506	14506-176			X		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
903	14506	14506-177			X		X						X
904	14506	14506-178			X		X
905	14506	14506-179			X		X						X
906	14506	14506-180			X		X						X
907	14506	14506-181			X		X						X
908	14506	14506-183			X		X						X
909	14506	14506-184			X		X						X
910	14506	14506-189			X		X						X
911	14506	14506-190			X		X						X
912	14506	14506-191			X		X						X
913	14506	14506-193			X		X						X
914	14506	14506-194			X		X						X
915	14506	14506-195			X		X						X
916	14506	14506-196			X		X						X
917	14506	14506-197			X		X						X
918	14506	14506-198			X		X						X
919	14506	14506-199			X		X						X
920	14506	14506-200			X		X						X
921	14506	14506-201			X		X						X
922	14506	14506-202			X		X						X
923	14506	14506-204			X		X						X
924	14506	14506-205			X		X						X
925	14506	14506-206			X		X						X
926	14506	14506-208			X		X						X
927	14507	14507-196			X		X						X
928	14507	14507-201			X		X						X
929	14507	14507-106			X		X						X
930	14507	14507-150			X		X						X
931	14507	14507-165			X		X						X
932	14507	14507-202			X		X						X
933	14507	14507-167			X		X						X
934	14507	14507-169			X		X						X
935	14507	14507-195			X		X						X
936	14507	14507-200			X		X						X
937	14507	14507-117			X		X						X
938	14507	14507-125			X		X						X
939	14507	14507-111			X		X						X
940	14507	14507-115			X		X						X
941	14507	14507-123			X		X						X
942	14507	14507-159			X		X						X
943	14507	14507-112			X		X						X
944	14507	14507-199			X		X						X
945	14507	14507-168			X		X						X
946	14507	14507-116			X		X						X
947	14507	14507-122			X		X						X
948	14507	14507-108			X		X						X
949	14507	14507-1			X		X
950	14507	14507-2			X		X
951	14507	14507-10			X		X
952	14507	14507-11			X		X
953	14507	14507-12			X		X
954	14507	14507-13			X		X
955	14507	14507-14			X		X
956	14507	14507-15			X		X
957	14507	14507-16			X		X
958	14507	14507-17			X		X
959	14507	14507-18			X		X
960	14507	14507-19			X		X
961	14507	14507-20			X		X
962	14507	14507-107			X		X						X
963	14507	14507-109			X		X						X
964	14507	14507-110			X		X						X
965	14507	14507-113			X		X						X
966	14507	14507-114			X		X						X
967	14507	14507-118			X		X						X
968	14507	14507-119			X		X						X
969	14507	14507-121			X		X						X
970	14507	14507-124			X		X						X
971	14507	14507-126			X		X						X
972	14507	14507-127			X		X						X
973	14507	14507-128			X		X						X
974	14507	14507-129			X		X						X
975	14507	14507-130			X		X						X
976	14507	14507-131			X		X						X
977	14507	14507-132			X		X						X
978	14507	14507-133			X		X
979	14507	14507-134			X		X						X
980	14507	14507-135			X		X						X
981	14507	14507-137			X		X						X
982	14507	14507-138			X		X						X
983	14507	14507-140			X		X						X
984	14507	14507-141			X		X						X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
985	14507	14507-142			X		X						X
986	14507	14507-143			X		X
987	14507	14507-144			X		X						X
988	14507	14507-145			X		X						X
989	14507	14507-146			X		X						X
990	14507	14507-147			X		X						X
991	14507	14507-148			X		X						X
992	14507	14507-149			X		X						X
993	14507	14507-151			X		X						X
994	14507	14507-152			X		X						X
995	14507	14507-153			X		X						X
996	14507	14507-154			X		X						X
997	14507	14507-155			X		X						X
998	14507	14507-156			X		X						X
999	14507	14507-157			X		X						X
1000	14507	14507-158			X		X						X
1001	14507	14507-160			X		X						X
1002	14507	14507-161			X		X						X
1003	14507	14507-162			X		X						X
1004	14507	14507-164			X		X						X
1005	14507	14507-166			X		X						X
1006	14507	14507-170			X		X						X
1007	14507	14507-171			X		X
1008	14507	14507-172			X		X
1009	14507	14507-173			X		X						X
1010	14507	14507-174			X		X						X
1011	14507	14507-175			X		X						X
1012	14507	14507-176			X		X
1013	14507	14507-177			X		X
1014	14507	14507-178			X		X						X
1015	14507	14507-179			X		X						X
1016	14507	14507-180			X		X
1017	14507	14507-181			X		X
1018	14507	14507-182			X		X						X
1019	14507	14507-183			X		X
1020	14507	14507-184			X		X						X
1021	14507	14507-185			X		X
1022	14507	14507-186			X		X						X
1023	14507	14507-187			X		X						X
1024	14507	14507-188			X		X
1025	14507	14507-189			X		X
1026	14507	14507-190			X		X
1027	14507	14507-192			X		X
1028	14507	14507-193			X		X
1029	14507	14507-194			X		X
1030	14507	14507-197			X		X						X
1031	14507	14507-198			X		X
1032	14507	14507-203			X		X						X
1033	14507	14507-205			X		X
1034	14507	14507-206			X		X						X
1035	14507	14507-208			X		X
1036	14507	14507-209			X		X
1037	13546	13546-111			X		X						X
1038	13546	13546-108			X		X						X
1039	13546	13546-124			X		X						X
1040	13546	13546-102			X		X						X
1041	13546	13546-144			X		X						X
1042	13546	13546-121			X		X						X
1043	13546	13546-134			X		X						X
1044	13546	13546-145			X		X						X
1045	13546	13546-10			X		X
1046	13546	13546-12			X		X						X
1047	13546	13546-14			X		X
1048	13546	13546-100			X		X
1049	13546	13546-101			X		X
1050	13546	13546-103			X		X
1051	13546	13546-105			X		X
1052	13546	13546-112			X		X
1053	13546	13546-114			X		X						X
1054	13546	13546-118			X		X
1055	13546	13546-119			X		X
1056	13546	13546-128			X		X
1057	13546	13546-131			X		X
1058	13546	13546-132			X		X
1059	13546	13546-135			X		X
1060	13546	13546-136			X		X
1061	13546	13546-138			X		X						X
1062	13546	13546-140			X		X
1063	13546	13546-141			X		X
1064	13546	13546-142			X		X
1065	13546	13546-143			X		X						X
1066	13546	13546-149			X		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
1067	13289	13289-10			X		X						X
1068	13289	13289-17			X		X						X
1069	13289	13289-20			X		X						X
1070	13561	13561-19			X		X						X
1071	13561	13561-23			X		X						X
1072	13561	13561-18			X		X						X
1073	13561	13561-17			X		X						X
1074	13686	13686-125			X		X						X
1075	13686	13686-108			X		X						X
1076	13686	13686-1			X		X						X
1077	13686	13686-107			X		X						X
1078	13686	13686-116			X		X						X
1079	13686	13686-102			X		X						X
1080	13686	13686-124			X		X						X
1081	13686	13686-121			X		X						X
1082	13686	13686-13			X		X						X
1083	13686	13686-105			X		X						X
1084	13686	13686-111			X		X						X
1085	13686	13686-113			X		X						X
1086	13686	13686-126			X		X
1087	13686	13686-130			X		X						X
1088	13460	13460-2			X		X						X
1089	13460	13460-23			X		X						X
1090	13460	13460-20			X		X						X
1091	13460	13460-13			X		X						X
1092	13460	13460-18			X		X						X
1093	13460	13460-14			X		X						X
1094	13460	13460-17			X		X						X
1095	13460	13460-21			X		X						X
1096	13460	13460-16			X		X						X
1097	13460	13460-11			X		X						X
1098	13460	13460-10			X		X						X
1099	16330	16330-1			X		X
1100	16330	16330-2			X		X
1101	13745	13745-19			X		X						X
1102	13745	13745-14			X		X						X
1103	13745	13745-20			X		X						X
1104	13745	13745-16			X		X						X
1105	13745	13745-13			X		X						X
1106	13745	13745-1			X		X
1107	13745	13745-2			X		X
1108	13745	13745-10			X		X
1109	13745	13745-11			X		X
1110	13745	13745-15			X		X
1111	13745	13745-21			X		X
1112	13745	13745-22			X		X
1113	13745	13745-24			X		X
1114	14538	14538-14			X		X						X
1115	14538	14538-1			X		X						X
1116	14538	14538-11			X		X						X
1117	15072	15072-10			X		X						X
1118	15072	15072-14			X		X
1119	13293	13293-15			X		X						X
1120	13293	13293-12			X		X						X
1121	13293	13293-1			X		X						X
1122	13293	13293-10			X		X						X
1123	13293	13293-11			X		X						X
1124	13293	13293-13			X		X						X
1125	13293	13293-14			X		X						X
1126	13293	13293-16			X		X						X
1127	13293	13293-17			X		X						X
1128	13293	13293-18			X		X						X
1129	13293	13293-19			X		X						X
1130	13797	13797-2			X		X						X
1131	13797	13797-10			X		X						X
1132	13797	13797-11			X		X						X
1133	13797	13797-3			X		X						X
1134	13797	13797-13			X		X						X
1135	16306	16306-10			X		X
1136	13978	13978-10			X		X						X
1137	13978	13978-15			X		X						X
1138	13978	13978-19			X		X						X
1139	13978	13978-14			X		X						X
1140	16356	16356-10			X		X						X
1141	16356	16356-13			X		X						X
1142	16356	16356-14			X		X
1143	16356	16356-17			X		X
1144	16689	16689-16			X		X						X
1145	16689	16689-1			X		X
1146	16689	16689-10			X		X
1147	16689	16689-11			X		X
1148	16689	16689-12			X		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
1149	16689	16689-13			X		X
1150	16689	16689-14			X		X
1151	16689	16689-15			X		X
1152	16689	16689-17			X		X
1153	13703	13703-1			X		X						X
1154	13703	13703-3			X		X
1155	16829	16829-1						X
1156	16829	16829-2						X
1157	16829	16829-4						X
1158	17152	17152-1						X
1159	17152	17152-10						X
1160	17152	17152-11						X
1161	17152	17152-12						X
1162	17152	17152-13						X
1163	17152	17152-14						X
1164	17152	17152-15						X
1165	17152	17152-16						X
1166	17152	17152-17						X
1167	16692	16692-1						X
1168	16692	16692-2						X
1169	16692	16692-10						X
1170	17153	17153-1						X
1171	17153	17153-10						X
1172	17153	17153-11						X
1173	17153	17153-12						X
1174	17153	17153-13						X
1175	17153	17153-14						X
1176	17153	17153-15						X
1177	17153	17153-16						X
1178	17190	17190-1						X
1179	17190	17190-2						X
1180	17190	17190-3						X
1181	17190	17190-10						X
1182	17190	17190-11						X
1183	17190	17190-12						X
1184	17190	17190-13						X
1185	17190	17190-14						X
1186	17190	17190-15						X
1187	17190	17190-16						X
1188	17190	17190-17						X
1189	17190	17190-18						X
1190	17190	17190-19						X
1191	17190	17190-20						X
1192	17190	17190-21						X
1193	17190	17190-22						X
1194	17190	17190-23						X
1195	17190	17190-24						X
1196	17190	17190-25						X
1197	17190	17190-26						X
1198	17190	17190-27						X
1199	17190	17190-28						X
1200	17190	17190-29						X
1201	17190	17190-30						X
1202	17154	17154-1						X
1203	17154	17154-2						X
1204	17154	17154-3						X
1205	17154	17154-4						X
1206	17154	17154-5						X
1207	17154	17154-6						X
1208	17154	17154-7						X
1209	17154	17154-8						X
1210	17154	17154-9						X
1211	17154	17154-10						X
1212	17154	17154-11						X
1213	17154	17154-12						X
1214	17154	17154-13						X
1215	17279	17279-1							X
1216	17279	17279-2							X
1217	16834	16834-1							X
1218	16834	16834-10							X
1219	16834	16834-11							X
1220	16834	16834-12							X
1221	16834	16834-13							X
1222	16834	16834-14							X
1223	17213	17213-1							X
1224	17213	17213-10							X
1225	17213	17213-11							X
1226	17213	17213-12							X
1227	17213	17213-13							X
1228	17213	17213-14							X
1229	17213	17213-100							X
1230	17213	17213-101							X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
1231	17213	17213-102							X
1232	17213	17213-103							X
1233	17213	17213-104							X
1234	17213	17213-105							X
1235	17213	17213-106							X
1236	17213	17213-107							X
1237	17213	17213-108							X
1238	17213	17213-109							X
1239	17213	17213-110							X
1240	17213	17213-111							X
1241	17213	17213-112							X
1242	17213	17213-113							X
1243	17213	17213-114							X
1244	17213	17213-115							X
1245	17213	17213-116							X
1246	17213	17213-117							X
1247	17213	17213-118							X
1248	17213	17213-119							X
1249	17213	17213-120							X
1250	17213	17213-121							X
1251	17213	17213-122							X
1252	17213	17213-123							X
1253	17213	17213-124							X
1254	17213	17213-125							X
1255	17213	17213-126							X
1256	17213	17213-127							X
1257	17213	17213-128							X
1258	17213	17213-129							X
1259	17213	17213-130							X
1260	17213	17213-131							X
1261	17213	17213-132							X
1262	17213	17213-133							X
1263	17213	17213-134							X
1264	17213	17213-135							X
1265	17213	17213-136							X
1266	17213	17213-137							X
1267	17213	17213-138							X
1268	17213	17213-139							X
1269	17213	17213-140							X
1270	17213	17213-141							X
1271	13930	13930-1								X
1272	13930	13930-10								X
1273	13930	13930-11								X
1274	13930	13930-12								X
1275	17482	17482-1								X
1276	17482	17482-2								X
1277	17482	17482-3								X
1278	17482	17482-4								X
1279	17482	17482-5								X
1280	17482	17482-6								X
1281	17482	17482-7								X
1282	17482	17482-10								X
1283	17482	17482-11								X
1284	17482	17482-12								X
1285	17273	17273-1								X
1286	17273	17273-10								X
1287	17273	17273-11								X
1288	17273	17273-12								X
1289	17273	17273-13								X
1290	17273	17273-14								X
1291	17273	17273-15								X
1292	17273	17273-16								X
1293	17502	17502-1								X
1294	17502	17502-2								X
1295	17502	17502-10								X
1296	17502	17502-11								X
1297	17502	17502-12								X
1298	17502	17502-13								X
1299	17502	17502-14								X
1300	17502	17502-15								X
1301	17502	17502-16								X
1302	17502	17502-17								X
1303	17502	17502-18								X
1304	17502	17502-19								X
1305	17502	17502-20								X
1306	17502	17502-21								X
1307	17502	17502-22								X
1308	17502	17502-23								X
1309	17502	17502-24								X
1310	17271	17271-1								X
1311	17271	17271-10								X
1312	17271	17271-11								X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Added Sample Properties 1	Added Sample Properties 2	Group 1 Added Sample Properties 2	Group 2 Added Sample Properties 2	Added Sample Properties 3	Added Sample Properties 4	Added Sample Properties 5	Added Sample Properties 6	Removed Sample Properties	Original BPO Properties
1313	17271	17271-12								X
1314	17271	17271-13								X
1315	17271	17271-14								X
1316	17271	17271-15								X
1317	17271	17271-16								X
1318	17271	17271-17								X
1319	17271	17271-18								X
1320	17271	17271-19								X
1321	16831	16831-1								X
1322	16831	16831-2								X
1323	16831	16831-10								X
1324	16831	16831-11								X
1325	16831	16831-12								X
1326	16831	16831-13								X
1327	16831	16831-14								X
1328	16831	16831-15								X
1329	16831	16831-16								X
1330	16831	16831-17								X
1331	16831	16831-18								X
1332	16831	16831-19								X
1333	16831	16831-20								X
1334	16831	16831-21								X
1335	16831	16831-22								X
1336	16831	16831-23								X
1337	16831	16831-24								X
1338	16831	16831-25								X
1339	17506	17506-10									X
1340	17506	17506-1									X
1341	17506	17506-11									X
1342	17506	17506-12									X
1343	17506	17506-13									X
1344	17506	17506-14									X
1345	17506	17506-15									X
1346	17506	17506-16									X
1347	17506	17506-17									X
1348	17506	17506-18									X
1349	17506	17506-19									X
1350	17506	17506-20									X
1351	17506	17506-2									X
1352	17506	17506-21									X
1353	17506	17506-22									X
1354	17506	17506-23									X
1355	17506	17506-24									X
1356	17506	17506-25									X
1357	17506	17506-26									X
1358	17280	17280-1									X
1359	17280	17280-2									X

Exhibit 2 to Attachment A Page 1 of 3

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 1	13930 (see Note 1)
14104
14535
15067
15069
15092
15680
15821
15822
15937
15948
16076
16200
16216
16332
16833
17015 (see Note 2)

Preliminary Mortgage Loans 2	13506
13916
14477
14537
15080
15768
15961

Preliminary Mortgage Loans 3	13289
13293
13460
13528
13546
13561
13630
13686
13703
13745
13797
13978
13989
14505

Exhibit 2 to Attachment A Page 2 of 3

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 3	14506
(continued)	14507
14538
15072
15113
15501
15681
15769
15794
16075
16077
16087
16215
16306
16307
16308
16328
16330
16356
16612
16689
16690

Preliminary Mortgage Loans 4	16829
17152
16692
17153
17190
17154

Preliminary Mortgage Loans 5	16834
17213
17279

Preliminary Mortgage Loans 6	13930
17482
17273
17502
17271
16831

Exhibit 2 to Attachment A Page 3 of 3

Mortgage Loan Population	Loan ID provided by Colony

Preliminary Mortgage Loans 7	17280
17506

Notes:

1.	Colony, on behalf of the Issuer, informed us that the Preliminary Mortgage Loan 1 with a “Loan ID” of “13930” is labeled with a “Loan ID” of “16834” on Preliminary Property Data File 1.

2.	Colony, on behalf of the Issuer, informed us that the Preliminary Mortgage Loan 1 with a “Loan ID” of “17015” is labeled with a “Loan ID” of “16835” on Preliminary Property Data File 1.

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (street)	Appraisal or BPO	1., 2.
City	Appraisal or BPO	1.
Cut-off date valuation date	Appraisal or BPO	1., 3., 4.
Cut-off date valuation type	Appraisal or BPO	1., 3., 5.
Cut-off date value	Appraisal or BPO	1., 3., 6.
Number bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 7.
Number of bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 8.
Number of units	Appraisal or BPO	1., 9.
Property type	Appraisal or BPO	1.
State	Appraisal or BPO	1.
Swimming pool (y/n)	Appraisal or BPO	1., 10.
Total square footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 11.
Year built	Appraisal or BPO	1., 12.
Zip code	Appraisal or BPO	1.

Notes:

1.	For each Sample Property for which Colony, on behalf of the Issuer, provided more than one Appraisal and/or BPO Property Source Document, Colony, on behalf of the Issuer, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.	For the purpose of comparing the “address street” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the “cut-off date valuation date,” “cut-off date valuation type” and “cut-off date value” Base Property Sample Characteristics, Colony, on behalf of the Issuer, provided the following instructions:

a.	If the Property Data File contained characteristics labeled “cut-off date valuation date,” “cut-off date valuation type” and “cut-off date value,” compare the information for each of these characteristics to the corresponding information on the Appraisal or BPO Property Source Documents.

b.	If the Property Data File did not contain characteristics labeled “cut-off date valuation date,” “cut-off date valuation type” and “cut-off date value,” then:
(i)	For each Sample Property with an “updated value” that is greater than $0, as shown on the Property Data File, use:
(a)	The “updated valuation date,” as shown on the Property Data File, as the “cut-off date valuation date” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents,
(b)	The “updated valuation type,” as shown on the Property Data File, as the “cut-off date valuation type” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents and
(c)	The “updated value,” as shown on the Property Data File, as the “cut-off date value” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents, or
(ii)	For each Sample Property with an “updated value” that is equal to $0, as shown on the Property Data File, use:
a.	The “origination date valuation date,” as shown on the Property Data File, as the “cut-off date valuation date” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents,
b.	The “origination date valuation type,” as shown on the Property Data File, as the “cut-off date valuation type” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents and
c.	The “origination date value,” as shown on the Property Data File, as the “cut-off date value” that is compared to the corresponding information on the Appraisal or BPO Property Source Documents.

Exhibit 3 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “cut-off date valuation date” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to use:
a.	The “effective date,” as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Interior BPO” or “Exterior BPO,” as shown on the applicable Property Source Document (and in accordance with the instructions in Note 5 below),
b.	The “effective date of review,” as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Appraisal Enhanced BPO,” as shown on the applicable Property Source Document (and in accordance with the instructions in Note 5 below), and
c.	The “effective date of appraisal” or “date of signature and report,” both as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Appraisal,” as shown on the applicable Property Source Document (and in accordance with the instructions in Note 5 below).

For the purpose of comparing the “cut-off date valuation date” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to ignore differences of +/- 30 days.

5.	For the purpose of comparing the “cut-off date valuation type” Base Property Sample Characteristic for each Sample Property, Colony, on behalf of the Issuer, provided the decode table that is shown below, and instructed us to use the “cut-off date valuation type” value that is shown in the “Valuation Type Provided by Colony” column which corresponds to the “Valuation Type Description” that is shown on the applicable Appraisal or BPO Property Source Document.

Valuation Type Description	Valuation Type Provided by Colony

Appraisal	Appraisal
Appraisal – 1004	Appraisal
Appraisal – 1025	Appraisal
Appraisal 1004 (SFR & Townhomes)	Appraisal
Appraisal 1025 (2-4 units)	Appraisal
Appraisal 1073 (Condo)	Appraisal
Appraisal Commercial	Appraisal
CC_Interior BPO (Resi Eval)	Interior BPO
GRC_Interior BPO	Interior BPO
Interior Evaluation	Interior BPO
CC_Exterior BPO (Resi Eval)	Exterior BPO
GRC_Exterior BPO	Exterior BPO
GRC_Initial BPO	Exterior BPO
Drive-by Residential Evaluation	Exterior BPO
CC_Interior BPO (Resi Appraiser eBPO)	Appraisal Enhanced BPO
Interior Appraiser Enhanced BPO	Appraisal Enhanced BPO

Exhibit 3 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “cut-off date value” Base Property Sample Characteristic, Colony, on behalf of the Issuer, instructed us to use:
a.	The “as is value,” as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Interior BPO” or “Exterior BPO,” as shown on the applicable Property Source Document (and in accordance with the instructions described in Note 5 above),
b.	The “appraiser’s reconciled value,” as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Appraisal Enhanced BPO,” as shown on the applicable Property Source Document (and in accordance with the instructions described in Note 5 above), and
c.	The “reconciled value,” as shown on the applicable Property Source Document, if the “cut-off date valuation type” is “Appraisal,” as shown on the applicable Property Source Document (and in accordance with the instructions described in Note 5 above).

7.	For the purpose of comparing the “number bedrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is equal to 1, compare the “number bedrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is greater than 1:
(i)	Recalculate the “number bedrooms” for the Sample Property as the sum of the “number bedrooms” for each unit corresponding to the Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

8.	For the purpose of comparing the “number of bathrooms” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is equal to 1, compare the “number of bathrooms,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is greater than 1:
(i)	Recalculate the “number of bathrooms” for the Sample Property as the sum of the “number of bathrooms” for each unit corresponding to the Sample Property, as shown on the Property Data File, and
(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “number of units” Base Property Sample Characteristic for Sample Property numbers 1126 and 1214, Colony, on behalf of the Issuer, instructed us to consider references to guest homes, garages and other detached structures on the applicable Property Source Documents to each be a separate unit.

10.	For the purpose of comparing the “swimming pool (y/n)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, Colony, on behalf of the Issuer, instructed us to use “N” for the “swimming pool (y/n)” Base Property Sample Characteristic.

11.	For the purpose of comparing the “total square footage” Base Property Sample Characteristic, Colony, on behalf of the Issuer, provided the following methodology:

a.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is equal to 1, compare the “total square footage,” as shown on the Property Data File, to the corresponding information on the applicable Property Source Document.

b.	For each Sample Property with the “number of units,” as shown on the Property Data File, that is greater than 1:

(i)	Recalculate the “total square footage” for the Sample Property as the sum of the “total square footage” for each unit corresponding to the Sample Property, as shown on the Property Data File, and

(ii)	Compare the result of (i) above to the corresponding information on the applicable Property Source Document.

12.	For the purpose of comparing the “year built” Base Property Sample Characteristic for Sample Property number 657, which has more than one “year built,” as shown on the applicable Property Source Document, Colony, on behalf of the Issuer, instructed us to use the most recent “year built,” as shown on the applicable Property Source Document.

Exhibit 4 to Attachment A

Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

1	Number of bathrooms	2.5	2

2	Number bedrooms	2	3
	Number of bathrooms	2.5	2
	Total square footage	2,110	1,200

5	Number of bathrooms	2	1.5
	Total square footage	1,024	1,400

9	Number of bathrooms	2	1.5
	Year built	1951	1954

10	Number bedrooms	3	2

11	Address (street)	[Redacted]	[Redacted]
	Year built	1931	1913

14	Address (street)	[Redacted]	[Redacted]

15	Address (street)	[Redacted]	[Redacted]
	Property type	2-4 Unit	Multi-Family

16	City	Tampa	Seffner
	Number of bathrooms	2	2.5

17	Address (street)	[Redacted]	[Redacted]

18	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	5	3
	Number of bathrooms	3	2
	Total square footage	1,875	1,876

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

19	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	4	2
	Total square footage	1,025	1,206

20	Cut-off date valuation type	Exterior BPO	Interior BPO

21	Number bedrooms	2	3
	Number of bathrooms	1.5	2

22	Number bedrooms	4	3
	Number of bathrooms	1.5	1

24	Total square footage	1,412	1,392

25	Number bedrooms	4	2
	Number of bathrooms	2	1

26	Address (street)	[Redacted]	[Redacted]
	Total square footage	5,163	5,164

27	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	6	5
	Total square footage	2,886	2,652
	Year built	1900	1986

28	Address (street)	[Redacted]	[Redacted]
	Year built	1900	1908

29	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	9	6
	Total square footage	4,550	4,536

30	Total square footage	900	1,002

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

31	Cut-off date valuation date	05/19/2015	07/15/2015
	Cut-off date value	$86,100.00	$100,000.00
	Number of bathrooms	2	1

32	Number of bathrooms	2	1

33	Number of bathrooms	1.5	1
	Total square footage	1,560	1,260
36	Cut-off date value	$84,000.00	$100,000.00

38	Number bedrooms	3	2

39	Number of bathrooms	1.5	1

44	Number of bathrooms	2	1
	Total square footage	1,189	1,024

45	Address (street)	[Redacted]	[Redacted]
	Number of bathrooms	3	2

47	Total square footage	1,585	1,300

48	Total square footage	1,715	1,696

49	Total square footage	845	799
	Year built	1969	1964

50	Total square footage	923	858

55	Total square footage	1,616	1,868

56	Number of bathrooms	2	1.5

57	Number bedrooms	3	4
	Number of bathrooms	2	1.5
	Total square footage	1,368	1,365

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

58	Number of bathrooms	1	2
	Total square footage	1,176	1,182

59	Number of bathrooms	1.5	1
	Total square footage	1,064	1,192

61	Total square footage	1,443	1,440

62	Number bedrooms	4	3
	Number of bathrooms	2	1
	Total square footage	1,570	1,235

63	Total square footage	1,226	1,235

64	Number bedrooms	2	3
	Year built	1950	1924

65	Number bedrooms	3	2
	Total square footage	1,039	1,049

66	Number bedrooms	4	3
	Total square footage	1,546	1,512

67	Number of bathrooms	2	3
	Total square footage	1,041	1,562

68	Number of bathrooms	2	1
	Year built	1951	1960
69	Address (street)	[Redacted]	[Redacted]
	Year built	1923	1961

70	Address (street)	[Redacted]	[Redacted]
	Total square footage	3,600	3,640

71	Total square footage	1,700	1,632

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 1 Value	Property Source Document Value

72	Number bedrooms	4	3
	Total square footage	1,407	1,712

73	Total square footage	1,500	1,430

74	Address (street)	[Redacted]	[Redacted]
	Total square footage	3,400	3,236

75	Address (street)	[Redacted]	[Redacted]

76	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,942	1,742

77	Address (street)	[Redacted]	[Redacted]
	City	Miami Gardens	North Miami
	Total square footage	1,804	1,508

78	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	4	5
	Total square footage	2,268	1,959

79	Number bedrooms	2	4
	Number of bathrooms	1	2
	Total square footage	1,671	1,448

80	Number of bathrooms	1.5	1

81	Year built	1950	1959

83	Cut-off date value	$74,000.00	$69,000.00
	Number of bathrooms	2	1
	Total square footage	1,300	1,295

Exhibit 5 to Attachment A

Added Sample Properties 1 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

84	Total square footage	2,380	2,387

85	Total square footage	1,568	1,660
	Year built	2014	2013

86	Total square footage	2,039	2,140
	Year built	2014	2013

87	Total square footage	1,687	1,740
	Year built	2014	2013

88	Total square footage	1,687	1,740
	Year built	2014	2013

89	Total square footage	2,039	2,140
	Year built	2014	2013

90	Total square footage	1,777	1,865
	Year built	2014	2013

91	Total square footage	1,425	1,410
	Year built	2014	2013

92	Total square footage	1,777	1,865
	Year built	2014	2013

93	Total square footage	2,039	2,140
	Year built	2014	2013

94	Total square footage	1,687	1,740
	Year built	2014	2013

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

95	Total square footage	1,777	1,865
	Year built	2014	2013

96	Total square footage	1,425	1,506
	Year built	2014	2013

97	Total square footage	2,039	2,140
	Year built	2014	2013

99	Number bedrooms	4	3
	Total square footage	1,687	1,781

100	Total square footage	2,039	2,070

107	Number bedrooms	3	4
	Total square footage	1,381	1,379
	Year built	2014	2013

111	Property type	SFR	Townhome

112	Property type	SFR	Townhome
	Total square footage	1,774	1,648

113	Property type	SFR	Townhome

114	Property type	SFR	Townhome
	Total square footage	1,551	1,746

116	Property type	SFR	Townhome
	Total square footage	1,161	1,740
	Year built	2014	2013

117	Property type	SFR	Townhome

119	Property type	SFR	Townhome

120	Property type	SFR	Townhome

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

121	Year built	2013	2014

124	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	07/08/2015	05/29/2015
	Number bedrooms	3	2
	Number of bathrooms	2	1
	Total square footage	1,279	1,064

125	Number of bathrooms	1	2

127	Total square footage	1,035	1,042

128	Number bedrooms	4	3
	Total square footage	1,658	1,653

129	Total square footage	1,097	1,069

131	Total square footage	1,604	1,601

133	Total square footage	1,500	1,503

134	Total square footage	3,192	3,098

135	Number of bathrooms	5	4
	Total square footage	4,780	5,340

136	Total square footage	4,164	3,784
	Year built	1923	1922

137	Total square footage	2,910	2,905

140	Number bedrooms	3	4
	Total square footage	1,222	1,228

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

144	Number bedrooms	3	4

145	Number bedrooms	3	4

146	Number bedrooms	3	4

147	Number bedrooms	3	4

149	Total square footage	1,597	1,697
	Year built	2014	2013

153	Total square footage	1,307	1,403

154	Number bedrooms	4	3
	Total square footage	1,433	1,405

159	Total square footage	1,307	1,403

163	Year built	2014	2013

170	Property type	2-4 Unit	SFR

171	Cut-off date valuation date	06/07/2015	07/16/2015
	Cut-off date value	$95,000.00	$105,000.00
	Total square footage	1,597	1,679
	Year built	2014	2013

172	Total square footage	1,307	1,403

174	Number of bathrooms	2.5	2

179	Number bedrooms	4	3
	Total square footage	1,858	1,942
	Year built	2014	2013

Exhibit 5 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 2 Value	Property Source Document Value

182	Property type	Townhome	Condo
	Total square footage	1,669	1,717

184	Number of bathrooms	2.5	3

186	Number bedrooms	4	3
	Total square footage	1,858	1,942
	Year built	2014	2013

189	Number of bathrooms	5	3

190	Number of bathrooms	5	3

191	Number of bathrooms	5	3
	Total square footage	3,070	3,065

192	Number of bathrooms	3	2.5

193	Number bedrooms	4	3
	Number of bathrooms	3	2

194	Number of bathrooms	4	2

195	Number bedrooms	4	3
	Number of bathrooms	3	2
	Total square footage	2,288	1,398

196	Total square footage	2,016	1,888

Exhibit 6 to Attachement A

Group 1 Added Sample Properties 2 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

199	Number bedrooms	4	3
	Number of bathrooms	1	1.5
	Total square footage	1,760	1,710
	Year built	1952	1923

201	Year built	1956	1967

203	Number bedrooms	4	3
	Total square footage	1,322	1,783
	Zip code	90708	97080

205	Property type	SFR	Condo
	Total square footage	2,124	1,560

206	Number of bathrooms	1	1.5

207	Number of bathrooms	2	2.5
	Total square footage	1,706	1,686

208	Property type	Townhome	SFR

210	Number of bathrooms	1	1.5

211	Number bedrooms	4	3
	Number of bathrooms	2	1
	Total square footage	748	1,056

212	Number bedrooms	5	3
	Number of bathrooms	2	1
	Total square footage	2,200	1,152

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

213	Number bedrooms	2	3
	Number of bathrooms	2	2.5
	Property type	SFR	Condo
	Total square footage	1,551	1,948

214	Property type	SFR	Condo
	Total square footage	980	906

215	Number bedrooms	4	3
	Number of bathrooms	2	1
	Total square footage	1,366	1,066

218	Number of bathrooms	2	1.5
	Property type	Townhome	Condo
	Year built	1973	1972

219	Property type	SFR	Condo

223	Number of bathrooms	2.5	2
	Total square footage	1,362	1,142

225	Number bedrooms	4	3

230	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	2	3
	Number of bathrooms	2	3
	Number of units	2	3

232	Number of bathrooms	2	2.5
	Total square footage	2,623	2,169
	Year built	1991	1992

233	Total square footage	1,586	1,626

234	Total square footage	2,682	2,135

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

235	Number bedrooms	4	3

236	Number of bathrooms	3	2.5

238	Total square footage	750	700

239	Total square footage	750	700

240	Total square footage	900	840
	Year built	1889	1885

241	Number bedrooms	8	6
	Total square footage	3,500	3,248
	Year built	1917	1913

242	Year built	1972	1973

243	Number bedrooms	4	3
	Total square footage	1,400	1,281
	Year built	1990	1968

244	Number of bathrooms	2	2.5
	Property type	SFR	Townhome
	Year built	2014	2013

245	Total square footage	1,433	1,489

246	Property type	SFR	Townhome
	Total square footage	1,433	1,489
	Year built	2014	2013

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

247	Property type	SFR	Townhome
	Year built	2014	2013

253	Total square footage	1,389	1,398

266	Total square footage	1,425	1,458

267	Total square footage	1,381	1,506

268	Total square footage	1,425	1,506

269	Total square footage	1,425	1,506
	Year built	2014	2013

270	Total square footage	1,381	1,506
	Year built	2014	2013

271	Total square footage	1,381	1,371

272	Total square footage	1,539	1,621

273	Total square footage	1,381	1,455

274	Total square footage	1,539	1,665
	Year built	2014	2013

275	Total square footage	1,425	1,464

276	Total square footage	1,858	1,817
	Year built	2014	2013

277	Total square footage	1,381	1,380
278	Total square footage	1,539	1,645

279	Total square footage	1,425	1,501
	Year built	2014	2013

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

280	Year built	2014	2013

282	Total square footage	1,956	2,001

283	Number of bathrooms	2.5	2
	Total square footage	1,847	1,901

284	Total square footage	1,307	1,417
	Year built	2014	2013

285	Total square footage	1,645	1,676
	Year built	2014	2013

286	Total square footage	1,407	1,417
	Year built	2014	2013

287	Total square footage	1,407	1,417
	Year built	2014	2013

288	Year built	2014	2013

289	Total square footage	1,407	1,417
	Year built	2014	2013

290	Total square footage	1,917	1,904

291	Total square footage	1,847	1,899
	Year built	2014	2013

292	Total square footage	1,645	1,638
293	Total square footage	1,917	1,914

294	Total square footage	1,847	1,922
	Year built	2014	2013

295	Total square footage	1,917	1,975
	Year built	2014	2013

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

296	Number bedrooms	3	6
	Number of bathrooms	2.5	3.5
	Total square footage	1,645	1,670
	Year built	2014	2013

297	Total square footage	1,645	1,670
	Year built	2014	2013

298	Number of bathrooms	2.5	3
	Year built	2014	2013

299	Total square footage	1,917	1,975
	Year built	2014	2013

300	Total square footage	1,917	1,975
	Year built	2014	2013

301	Total square footage	1,847	1,922
	Year built	2014	2013

302	Total square footage	1,847	1,899
	Year built	2014	2013

304	Year built	2014	2013

307	Cut-off date value	$159,000.00	$147,000.00
	Number bedrooms	8	4
	Number of bathrooms	5	2.5
	Total square footage	3,642	1,821

308	Cut-off date value	$123,000.00	$252,000.00
	Total square footage	2,984	3,342

309	Cut-off date value	$170,000.00	$155,000.00

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

310	Cut-off date value	$110,000.00	$175,000.00
	Total square footage	1,864	1,953

317	Total square footage	1,425	1,506
	Year built	2014	2013

319	Total square footage	1,539	1,783
	Year built	2014	2013

320	Total square footage	1,847	1,899

321	Total square footage	1,847	1,877

322	Total square footage	1,847	1,844

323	Total square footage	1,777	1,775

324	Total square footage	1,777	1,775
	Year built	2014	2013

325	Total square footage	1,645	1,676

326	Total square footage	1,645	1,676
	Year built	2014	2013

327	Year built	2014	2013

328	Total square footage	1,407	1,417
	Year built	2014	2013

329	Total square footage	1,917	1,904

334	Number bedrooms	4	3

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

335	Number of units	1	2
	Property type	SFR	2-4 Unit

339	Number of bathrooms	1.5	1

341	Number bedrooms	3	2

347	Total square footage	1,152	1,248

349	Total square footage	1,166	1,200

351	Number bedrooms	3	4

352	Total square footage	1,005	925
	Year built	1966	1965

355	Year built	1962	1969

357	Number bedrooms	4	3
	Number of bathrooms	2	1.5

358	Number bedrooms	4	5

359	Number bedrooms	5	4
	Total square footage	1,988	1,706

361	Total square footage	1,285	1,202

363	Number bedrooms	4	3
	Total square footage	1,494	1,569

364	Total square footage	1,380	1,348

365	Number bedrooms	4	3
	Number of bathrooms	2	1

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

366	Number of bathrooms	2	1

369	Total square footage	1,036	936

370	City	JAX	Jacksonville
	Number bedrooms	4	3

371	City	JAX	Jacksonville
	Number bedrooms	4	3
	Total square footage	1,585	1,828

373	Year built	2013	2014

374	Year built	2013	2014

375	City	JAX	Jacksonville

376	City	JAX	Jacksonville
	Total square footage	1,173	1,180

377	City	JAX	Jacksonville
	Total square footage	1,641	1,688
	Year built	2013	2014

378	City	JAX	Jacksonville
	Total square footage	1,491	1,493

379	City	JAX	Jacksonville
	Number bedrooms	4	3

380	City	JAX	Jacksonville
	Total square footage	1,170	1,038
	Year built	1962	1960

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

381	City	JAX	Jacksonville
	Number bedrooms	4	3
	Number of bathrooms	2	1
	Total square footage	1,210	1,254

382	Address (street)	[Redacted]	[Redacted]
	City	JAX	Jacksonville
	Total square footage	2,070	2,120

383	City	JAX	Jacksonville
	Total square footage	1,641	1,715
	Year built	2013	2014

384	City	JAX	Jacksonville
	Number bedrooms	4	3
	Total square footage	1,402	1,492

385	City	JAX	Jacksonville
	Number bedrooms	5	4

386	Total square footage	2,044	1,420
388	Total square footage	2,308	1,222

389	Number bedrooms	5	3
	Number of bathrooms	3	2
	Total square footage	2,042	1,288

391	Total square footage	1,750	1,222

392	Number bedrooms	4	3
	Number of bathrooms	2	2.5
	Total square footage	2,458	1,225

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

393	Number bedrooms	4	3
	Number of bathrooms	2	2.5
	Total square footage	1,856	1,156

394	Number bedrooms	4	3
	Number of bathrooms	1.5	2
	Total square footage	1,400	1,114

395	Number of bathrooms	1.5	2

396	Number bedrooms	5	4
	Total square footage	2,490	1,428

398	Cut-off date valuation date	06/03/2015	07/06/2015

399	Total square footage	1,698	1,498
	Year built	1968	1967

400	Total square footage	2,212	1,428

401	Number of bathrooms	2.5	2
	Swimming pool (y/n)	N	Y
	Year built	1957	1958

402	Total square footage	2,008	1,341
403	Total square footage	1,661	1,085

404	Number bedrooms	4	3
	Number of bathrooms	2	1
	Total square footage	2,292	1,392

406	Total square footage	1,420	1,087

408	Total square footage	1,644	1,144

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

409	Total square footage	2,792	1,570

410	Number bedrooms	4	5
	Total square footage	1,775	1,288

412	Number bedrooms	4	3
	Number of bathrooms	2	1.5

417	Number of bathrooms	2.5	3
	Year built	1945	2007

422	Total square footage	1,440	1,310
	Year built	1999	2000

423	Number bedrooms	1	3

424	Total square footage	1,376	1,300

425	Number of bathrooms	1	2
	Total square footage	1,068	1,080
426	Total square footage	2,030	2,052

427	Total square footage	2,030	2,052

428	Total square footage	2,030	2,052

429	Total square footage	1,068	1,152

430	Total square footage	1,016	1,026

431	Total square footage	2,030	2,052

432	Total square footage	1,376	1,404

433	Number of bathrooms	3	2.5
	Total square footage	2,030	2,052

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

434	Total square footage	1,400	1,475

435	Total square footage	2,030	2,052

436	Total square footage	1,404	1,342

437	Total square footage	1,404	1,365
	Year built	1983	1984

438	Total square footage	1,895	1,916

439	Total square footage	1,575	1,579

440	Total square footage	1,068	1,080

441	Total square footage	2,130	2,122

442	Total square footage	1,232	1,320

443	Total square footage	1,232	1,320
444	Total square footage	2,030	2,052

445	Total square footage	1,068	1,404

446	Total square footage	2,030	2,052

447	Total square footage	1,376	1,404

448	Total square footage	1,895	2,058

449	Total square footage	1,068	1,080

450	Total square footage	1,068	1,080

451	Total square footage	1,376	1,404

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

452	Number of bathrooms	3	2.5
	Total square footage	2,030	2,052

453	Total square footage	2,030	2,052

454	Number of bathrooms	2.5	3
	Total square footage	2,030	2,052

455	Total square footage	1,633	1,670

456	Total square footage	1,887	1,875

457	Total square footage	1,068	1,080

458	Total square footage	1,439	1,474

459	Total square footage	1,318	1,371

460	Total square footage	1,059	930

461	Number of bathrooms	2.5	2
	Total square footage	2,130	2,122

462	Total square footage	1,376	1,404
	Year built	1949	1959

463	Total square footage	1,232	1,320

464	Total square footage	1,480	1,475

465	Total square footage	1,232	1,320

466	Property type	SFR	Condo
	Total square footage	1,232	1,202

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

467	Property type	SFR	Condo
	Total square footage	1,232	1,202

468	Number of bathrooms	2.5	2
	Property type	SFR	Condo
	Total square footage	1,232	1,202
	Year built	1985	1975

469	Total square footage	1,508	1,466

470	Number of bathrooms	2	2.5
	Property type	SFR	Condo
	Total square footage	1,232	1,202

471	Total square footage	1,318	1,356

472	Number of bathrooms	2	1
	Total square footage	1,376	1,325

473	Total square footage	1,793	1,826

474	Total square footage	1,404	1,397

475	Total square footage	1,887	1,847

476	Total square footage	1,376	1,301

477	Total square footage	1,724	1,713

478	Total square footage	1,232	1,256
	Year built	1984	1985

479	Total square footage	1,374	1,349

480	Address (street)	[Redacted]	[Redacted]

485	Year built	1969	1968

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

486	Address (street)	[Redacted]	[Redacted]

487	Number bedrooms	4	3
	Number of bathrooms	1	1.5

488	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	9	8

489	Year built	1977	1978

494	Number of bathrooms	1	2
	Total square footage	1,295	1,370
	Year built	1955	1969

495	Total square footage	1,586	1,562
	Year built	1978	1962

496	Number of bathrooms	2	1
	Total square footage	1,044	1,208
	Year built	1981	1955

497	Number bedrooms	3	4
	Number of bathrooms	1.5	3
	Total square footage	1,110	1,378
	Year built	1960	1964

498	Number bedrooms	3	5
	Number of bathrooms	1	3
	Total square footage	1,062	1,928
	Year built	1983	1963

499	Total square footage	1,516	1,352

500	Total square footage	1,812	1,836
	Year built	1969	1920

Exhibit 6 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 3 Value	Property Source Document Value

501	Total square footage	2,111	1,236
	Year built	1962	1978

502	Year built	1981	1984

505	Year built	1978	1993

508	Number of bathrooms	2	1.5
	Property type	2-4 Unit	SFR

509	Property type	2-4 Unit	SFR
	Total square footage	1,200	1,264

Exhibit 7 to Attachement A

Group 2 Added Sample Properties 2 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

510	Number of bathrooms	1.5	4

514	Cut-off date valuation date	02/20/2015	07/22/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$125,000.00	$129,640.00

515	Cut-off date valuation date	02/15/2015	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$136,500.00	$105,000.00
	Total square footage	1,082	1,313

519	Cut-off date valuation date	03/10/2015	07/26/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$58,000.00	$47,000.00
	Total square footage	850	900

520	Cut-off date valuation date	03/10/2015	07/26/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$58,000.00	$56,000.00
	Swimming pool (y/n)	Y	N
	Total square footage	850	900
	Year built	1977	1973

521	Year built	1958	1959

522	Address (street)	[Redacted]	[Redacted]

523	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	6	5
	Total square footage	2,400	1,974
	Year built	1951	1887

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

526	Number of bathrooms	1	1.5

527	Cut-off date valuation date	03/08/2015	08/14/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO

528	Total square footage	812	900

533	Cut-off date valuation date	03/08/2015	07/25/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$65,000.00	$60,000.00
	Number bedrooms	3	2

534	Cut-off date valuation date	04/08/2015	08/12/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$63,000.00	$65,000.00
	Total square footage	650	700

537	Cut-off date value	$114,000.00	$133,000.00
	Number of bathrooms	1	1.5

538	Cut-off date valuation date	03/10/2015	07/26/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$50,000.00	$49,000.00
	Total square footage	800	700
	Year built	1971	1968

541	Cut-off date valuation date	03/10/2015	07/26/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$54,000.00	$56,000.00
	Total square footage	750	680
	Year built	1972	1982

542	Cut-off date valuation date	03/08/2015	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$77,000.00	$83,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

545	Cut-off date valuation date	04/07/2015	07/22/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$38,000.00	$32,000.00
	Total square footage	550	615

548	Cut-off date valuation date	07/15/2015	05/21/2015

549	Cut-off date valuation date	07/15/2015	05/21/2015

550	Cut-off date valuation date	07/15/2015	05/21/2015

551	Cut-off date valuation date	07/15/2015	05/21/2015

552	Cut-off date valuation date	09/21/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal
	Cut-off date value	$280,000.00	$175,000.00
	Total square footage	2,380	2,364
	Year built	2014	2013

553	Cut-off date valuation date	07/17/2015	05/25/2015

554	Cut-off date valuation date	07/16/2015	05/21/2015

555	Cut-off date valuation date	07/16/2015	05/22/2015

556	Cut-off date valuation date	07/17/2015	05/29/2015

558	Cut-off date valuation date	07/16/2015	05/24/2015

560	Cut-off date valuation date	07/17/2015	05/19/2015

565	Total square footage	1,847	1,917

569	Cut-off date valuation date	07/17/2015	06/03/2015

570	Cut-off date valuation date	07/14/2015	05/26/2015

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

572	Cut-off date valuation date	02/06/2015	09/14/2015
(see Note 1)	Cut-off date value	$114,000.00	$175,000.00
	Number bedrooms	4	2
	Total square footage	1,864	1,885

578	Cut-off date valuation date	01/26/2015	07/25/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$141,900.00	$141,000.00
	Total square footage	1,407	1,417
	Year built	2014	2013

580	Cut-off date valuation date	01/26/2015	07/24/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$148,900.00	$156,000.00
	Number bedrooms	4	3
	Total square footage	1,917	1,676
	Year built	2014	2013

581	Cut-off date valuation date	01/25/2015	07/24/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$158,900.00	$159,000.00
	Total square footage	1,777	1,775
	Year built	2014	2013

582	Total square footage	1,960	1,690

600	Total square footage	1,589	1,917

601	Total square footage	1,917	1,433

604	Total square footage	1,589	1,917

607	Number bedrooms	4	3

620	Number of bathrooms	2	2.5

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

635	Cut-off date value	$84,000.00	$92,000.00

639	Number bedrooms	2	4
	Number of bathrooms	2	4
	Total square footage	1,057	2,114

640	Cut-off date valuation date	03/20/2015	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$159,000.00	$158,000.00
	Number bedrooms	4	6
	Number of bathrooms	2	4

641	Cut-off date valuation date	03/19/2015	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$103,000.00	$100,000.00
	Total square footage	2,400	2,462

642	Cut-off date valuation date	03/20/2015	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$173,000.00	$158,000.00

643	Address (street)	[Redacted]	[Redacted]

644	Address (street)	[Redacted]	[Redacted]
	Year built	1978	1936

645	Year built	1978	1900

646 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/05/2015	09/09/2015
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

647 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Total square footage	7,074	7,082
	Year built	1978	1900

648 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$142,000.00	$157,500.00
	Year built	1978	1900

649 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$185,000.00	$155,000.00
	Year built	1978	1900

650 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/02/2015	08/27/2015
	Cut-off date valuation type	Exterior BPO	Appraisal
	Cut-off date value	$385,000.00	$381,300.00
	Total square footage	11,100	11,106
	Year built	1978	1900

651 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	04/13/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

652 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	03/06/2015	09/14/2015
	Number bedrooms	43	41
	Total square footage	23,985	24,373
	Year built	1978	1900

653	Address (street)	[Redacted]	[Redacted]
	Total square footage	8,724	8,844
	Year built	1978	1900

654 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$225,000.00	$245,000.00
	Total square footage	6,049	6,048
	Year built	1978	1900

655 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/02/2015	08/27/2015
	Cut-off date valuation type	Exterior BPO	Appraisal
	Cut-off date value	$255,000.00	$277,700.00
	Total square footage	6,136	6,144
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

656 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$215,000.00	$245,000.00
	Total square footage	6,049	6,048
	Year built	1978	1900

657 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	03/06/2015	09/09/2015
	Number bedrooms	47	43
	Number of bathrooms	19	16
	Total square footage	14,351	13,524
	Year built	1978	1959

658	Total square footage	1,890	2,442
	Year built	1978	1900

659 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Year built	1978	1900

661	Number of bathrooms	2	1.5

662	Number of bathrooms	2	1.5

663	Number of bathrooms	3.5	2.5
	Total square footage	1,272	2,239

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

664	Number of bathrooms	3.5	2.5
	Total square footage	2,655	2,234

665	Number of bathrooms	3.5	1.5

666	Number bedrooms	4	2
	Number of bathrooms	3.5	1.5

670	Cut-off date valuation date	07/14/2015	05/20/2015

673	Cut-off date valuation date	07/15/2015	05/24/2015

675	Cut-off date valuation date	07/14/2015	05/25/2015
	Property type	SFR	Townhome

676	Address (street)	[Redacted]	[Redacted]
	Cut-off date value	$275,000.00	$260,000.00
	Number bedrooms	4	3
	Number of bathrooms	4	2
	Number of units	4	<blank>
	Property type	2-4 Unit	Townhome
	Zip code	21202	21224

677 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/13/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$180,000.00	$162,500.00
	Year built	1978	1910

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

678 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	04/08/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$180,000.00	$175,000.00
	Year built	1978	1900

679	Address (street)	[Redacted]	[Redacted]
	Year built	1978	1900

680	Address (street)	[Redacted]	[Redacted]
	Total square footage	4,694	4,704
	Year built	1978	1930

681	Address (street)	[Redacted]	[Redacted]
	Total square footage	7,096	7,104
	Year built	1978	1900

682	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	04/08/2015	12/15/2014
	Year built	1978	1901

683 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$155,000.00	$156,000.00
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

684 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$220,000.00	$225,000.00
	Year built	1978	1900

685 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$220,000.00	$230,000.00
	Number of bathrooms	6	9
	Year built	1978	1900

686 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$180,000.00	$175,000.00
	Year built	1978	1900

687 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Total square footage	3,800	3,798
	Year built	1978	1920

688 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$150,000.00	$160,000.00
	Total square footage	2,108	2,112
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

689	Address (street)	[Redacted]	[Redacted]
	Total square footage	8,665	8,666
	Year built	1978	1936

690	Year built	1978	1900

691	Address (street)	[Redacted]	[Redacted]
	Total square footage	6,342	6,346
	Year built	1978	1920

692	Address (street)	[Redacted]	[Redacted]
	Total square footage	6,200	6,346
	Year built	1978	1920

693 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/02/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$225,000.00	$245,000.00
	Year built	1978	1900

694 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/18/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$175,000.00	$180,000.00
	Total square footage	3,451	3,444
	Year built	1978	1900

695	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	04/08/2015	12/15/2014
	Year built	1978	1929

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

696 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$200,000.00	$195,000.00
	Year built	1978	1900

697 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$117,500.00	$130,000.00
	Year built	1978	1900

698 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$170,000.00	$195,000.00
	Year built	1978	1900

699 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/02/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$215,000.00	$225,000.00
	Total square footage	11,270	5,632
	Year built	1978	1900

700	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	16	18
	Total square footage	7,992	7,995
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

701 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/02/2015	08/25/2015
	Cut-off date valuation type	Exterior BPO	Appraisal
	Cut-off date value	$345,000.00	$336,500.00
	Total square footage	6,691	6,488
	Year built	1978	1900

702 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Number of bathrooms	6	9
	Year built	1978	1900

703 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/26/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Year built	1978	1900

704 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/16/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Number of bathrooms	6	9
	Total square footage	4,458	4,448
	Year built	1978	1900

705 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$118,000.00	$75,000.00
	Number bedrooms	2	4
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

706	Address (street)	[Redacted]	[Redacted]
	Total square footage	7,632	7,635
	Year built	1978	1900

707 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$210,000.00	$170,000.00
	Number bedrooms	13	12
	Year built	1978	1925

708	Address (street)	[Redacted]	[Redacted]
	Total square footage	2,717	2,716
	Year built	1978	1905

709 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$210,000.00	$220,000.00
	Total square footage	6,336	6,329
	Year built	1978	1900

710 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$170,000.00	$180,000.00
	Total square footage	4,215	4,210
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

711 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$200,000.00	$220,000.00
	Year built	1978	1900

712 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$157,000.00	$155,000.00
	Number bedrooms	9	8
	Total square footage	3,216	3,214
	Year built	1978	1900

713 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$225,000.00	$230,000.00
	Total square footage	4,575	4,576
	Year built	1978	1900

714 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$150,000.00	$157,000.00
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

715	Address (street)	[Redacted]	[Redacted]
(see Note 1)	Cut-off date valuation date	02/13/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$162,000.00	$170,000.00
	Year built	1978	1900

716 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/17/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$160,000.00	$170,000.00
	Year built	1978	1900

717	Address (street)	[Redacted]	[Redacted]
(see Note 1)	Cut-off date valuation date	02/17/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$150,000.00	$175,000.00
	Total square footage	3,634	3,637
	Year built	1978	1900

718 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/12/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$165,000.00	$158,000.00
	Total square footage	3,300	3,304
	Year built	1978	1900

719 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$205,000.00	$210,000.00
	Year built	1978	1900

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

720	Address (street)	[Redacted]	[Redacted]
	Total square footage	5,770	5,775
	Year built	1978	1900

721 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/13/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Number of bathrooms	6	9
	Year built	1978	1900

722 (see Note 1)	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	02/17/2015	08/12/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$200,000.00	$220,000.00
	Total square footage	3,828	3,830
	Year built	1978	1900

723	Cut-off date valuation date	07/17/2015	06/12/2015

732	Cut-off date valuation date	07/15/2015	06/10/2015

742	Cut-off date valuation date	07/16/2015	06/11/2015

746	Cut-off date valuation date	07/15/2015	06/12/2015

754	Cut-off date valuation date	07/15/2015	06/12/2015

758	Total square footage	1,325	1,276

759	Total square footage	991	1,015

760	Total square footage	1,355	1,339

765	Total square footage	1,123	1,113

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

766	Total square footage	1,008	988

768	Cut-off date valuation date	07/15/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$89,000.00	$45,000.00
	Total square footage	1,154	1,120

770	Cut-off date valuation date	07/12/2014	07/08/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$152,750.00	$147,000.00
	Total square footage	2,272	2,254
	Year built	1978	1979

773	Total square footage	1,206	1,371

776	Total square footage	1,409	1,329

777	Total square footage	1,409	1,329

778	Property type	SFR	Condo
	Total square footage	1,409	1,329

780	Property type	SFR	Condo
	Total square footage	1,011	937

781	Property type	SFR	Condo
	Total square footage	1,234	1,370

782	Property type	SFR	Condo
	Total square footage	1,094	1,370

783	Total square footage	1,409	1,329

784	Total square footage	1,555	1,370

785	Total square footage	1,234	1,370

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

786	Total square footage	1,409	1,329

787	Total square footage	1,555	1,370

788	Property type	SFR	Condo
	Total square footage	1,119	1,133

789	Total square footage	1,011	937

790	Total square footage	1,830	1,790

791	Property type	SFR	Condo
	Total square footage	1,011	937

792	Property type	SFR	Condo
	Total square footage	1,409	1,329

793	Total square footage	1,409	1,329

794	Total square footage	1,409	1,329

795	Total square footage	1,011	937

796	Total square footage	1,119	1,133

799	Total square footage	1,420	1,322

800	Total square footage	1,830	1,790

802	Total square footage	1,377	1,386

804	Total square footage	1,757	1,773

805	Total square footage	1,377	1,386

816	Total square footage	1,232	1,320

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

817	Total square footage	1,232	1,320

818	Total square footage	1,232	1,320

819	Total square footage	1,232	1,320

823	Total square footage	1,232	1,320

824	Property type	SFR	Townhome
	Total square footage	1,232	1,320

825	Total square footage	1,232	1,320

831	Cut-off date valuation date	07/15/2015	06/10/2015

841	Cut-off date valuation date	07/15/2015	06/12/2015

842	Cut-off date valuation date	07/17/2015	06/12/2015

847	Cut-off date valuation date	07/15/2015	06/12/2015

850	Cut-off date valuation date	07/16/2015	06/12/2015

852	Cut-off date valuation date	07/08/2014	07/16/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$158,000.00	$156,000.00
	Total square footage	1,480	1,475

853	Cut-off date valuation date	07/09/2014	07/16/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$156,000.00	$153,000.00
	Total square footage	1,247	1,369

854	Cut-off date valuation date	07/05/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

855	Cut-off date valuation date	07/09/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$115,000.00	$103,900.00

856	Cut-off date valuation date	07/09/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$85,000.00	$110,000.00

857	Cut-off date valuation date	07/07/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$75,000.00	$62,000.00

858	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$65,000.00	$70,000.00
	Total square footage	1,123	1,113

859	Cut-off date valuation date	07/07/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$103,900.00

860	Cut-off date valuation date	07/09/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$115,000.00	$101,900.00
	Number of bathrooms	2	1.5
	Total square footage	1,518	1,524
	Year built	1974	1975

861	Cut-off date valuation date	07/07/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$95,000.00	$84,900.00

862	Cut-off date valuation date	07/10/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$149,900.00	$110,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

864	Cut-off date valuation date	07/15/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$91,000.00	$43,000.00

865	Cut-off date valuation date	07/11/2014	07/13/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$90,000.00	$50,000.00

867	Cut-off date valuation date	07/07/2014	08/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$135,000.00	$126,000.00

869	Cut-off date valuation date	07/08/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$146,500.00	$114,000.00

870	Cut-off date valuation date	07/07/2014	08/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$100,000.00	$90,000.00
	Total square footage	1,105	1,148

871	Cut-off date valuation date	07/08/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$125,000.00	$120,000.00

872	Cut-off date valuation date	07/09/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$99,900.00	$125,000.00

873	Cut-off date valuation date	07/08/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$115,000.00	$106,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

874	Property type	SFR	Condo
	Total square footage	1,011	937

875	Property type	SFR	Condo
	Total square footage	1,119	1,133

876	Cut-off date valuation date	07/08/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$101,900.00	$103,000.00

877	Property type	SFR	Condo
	Total square footage	1,409	1,329

878	Total square footage	1,409	1,329

879	Property type	SFR	Condo
	Total square footage	1,409	1,329

880	Cut-off date valuation date	07/09/2014	07/27/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$124,900.00	$145,000.00

881	Property type	SFR	Condo
	Total square footage	1,011	937

882	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$45,000.00
	Number bedrooms	3	2
	Property type	SFR	Condo
	Total square footage	1,094	1,122

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

883	Cut-off date valuation date	07/13/2014	08/10/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$80,000.00
	Total square footage	1,123	1,218

884	Cut-off date valuation date	07/09/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$25,000.00	$40,000.00
	Property type	SFR	Condo
	Total square footage	1,234	1,200

886	Property type	SFR	Condo
	Total square footage	1,119	1,133

887	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$40,000.00
	Property type	SFR	Condo
	Total square footage	1,234	1,200

888	Property type	SFR	Condo
	Total square footage	1,119	1,133

889	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$40,000.00
	Number bedrooms	3	2
	Total square footage	1,094	1,122

890	Total square footage	1,409	1,329

891	Total square footage	1,119	1,133

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

892	Address (street)	[Redacted]	[Redacted]
	Cut-off date value	$49,900.00	$44,000.00
	Number bedrooms	3	2
	Total square footage	1,011	937

893	Total square footage	1,409	1,329

894	Total square footage	1,011	937

895	Total square footage	1,011	937

896	Total square footage	1,119	1,133

897	Cut-off date valuation date	07/09/2014	07/29/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$145,000.00	$108,000.00

898	Cut-off date valuation date	07/13/2014	07/08/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$84,900.00

899	Cut-off date valuation date	07/12/2014	07/13/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$114,000.00	$75,000.00

900	Total square footage	2,272	1,648

901	Total square footage	2,272	2,254

903	Cut-off date valuation date	07/13/2014	08/10/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$120,000.00	$83,000.00

904	Total square footage	2,077	2,092

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

905	Cut-off date valuation date	07/05/2014	07/27/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$85,000.00	$88,000.00

906	Cut-off date valuation date	07/09/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$162,000.00	$171,000.00
	Number bedrooms	4	3
	Total square footage	1,992	2,022

907	Cut-off date valuation date	07/04/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$80,000.00	$88,000.00

908	Cut-off date valuation date	07/04/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$87,000.00	$94,000.00
	Year built	1962	1963

909	Cut-off date valuation date	07/03/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$83,000.00	$93,500.00

910	Cut-off date valuation date	07/07/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$60,000.00	$62,000.00

911	Cut-off date valuation date	07/07/2014	08/06/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$65,000.00	$66,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

912	Cut-off date valuation date	07/04/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$100,000.00	$95,500.00
	Number bedrooms	3	4
	Number of bathrooms	2	3
	Total square footage	1,916	1,075

913	Cut-off date valuation date	07/08/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$70,000.00	$73,000.00
	Year built	1967	1968

914	Cut-off date valuation date	07/08/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$23,000.00	$47,000.00
	Total square footage	1,232	1,320

915	Cut-off date valuation date	07/07/2014	08/13/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$55,000.00	$68,000.00

916	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$22,000.00	$47,000.00
	Total square footage	1,232	1,320

917	Cut-off date valuation date	07/07/2014	08/06/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$100,000.00	$81,000.00

918	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$23,000.00	$47,000.00
	Total square footage	1,232	1,320

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

919	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$20,000.00	$47,000.00
	Total square footage	1,232	1,320

920	Cut-off date valuation date	07/07/2014	08/13/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO

921	Cut-off date valuation date	07/03/2014	08/11/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$20,000.00	$55,000.00
	Total square footage	1,232	1,320

922	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$23,000.00	$47,000.00
	Total square footage	1,232	1,320

923	Cut-off date valuation date	07/03/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$25,000.00	$47,000.00
	Total square footage	1,232	1,320

924	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$20,000.00	$47,000.00
	Total square footage	1,232	1,320

925	Cut-off date valuation date	07/12/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$85,000.00	$47,000.00
	Total square footage	1,232	1,320

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

926	Cut-off date valuation date	07/04/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$20,000.00	$47,000.00
	Total square footage	1,232	1,320

928	Cut-off date valuation date	07/15/2015	06/12/2015

929	Property type	SFR	Condo

951	Total square footage	1,016	1,026

958	Total square footage	1,489	1,508

962	Cut-off date valuation date	07/10/2014	07/16/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$159,900.00	$195,000.00
	Total square footage	1,992	2,068

963	Cut-off date valuation date	07/09/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$114,900.00	$128,000.00

964	Cut-off date valuation date	07/11/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$144,900.00	$131,000.00
	Number of bathrooms	3	2
	Total square footage	1,766	1,066

965	Cut-off date valuation date	07/05/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$153,000.00	$150,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

966	Cut-off date valuation date	07/11/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$144,900.00	$121,000.00
	Number of bathrooms	3	2
	Total square footage	1,919	1,079
	Year built	1963	1962

967	Cut-off date valuation date	07/10/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$139,900.00	$150,000.00
	Year built	1962	1960

968	Cut-off date valuation date	07/08/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$124,900.00	$142,000.00

969	Cut-off date valuation date	07/10/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$139,900.00	$148,000.00
	Year built	1962	1960

970	Cut-off date valuation date	07/08/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$101,900.00	$129,900.00

971	Cut-off date valuation date	07/09/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$104,900.00	$130,000.00

972	Cut-off date valuation date	07/08/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$131,900.00	$148,000.00

973	Cut-off date valuation date	07/09/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$114,900.00	$136,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

974	Cut-off date valuation date	07/09/2014	08/24/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$95,000.00	$108,000.00
	Total square footage	2,122	2,048
	Year built	1965	1964

975	Cut-off date valuation date	07/09/2014	08/24/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$122,000.00	$94,900.00
	Total square footage	1,713	1,712

976	Cut-off date valuation date	07/12/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$114,000.00	$64,000.00

977	Cut-off date valuation date	07/12/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$160,000.00	$105,900.00
	Total square footage	2,214	1,917

979	Cut-off date valuation date	07/12/2014	08/09/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$160,000.00	$90,000.00

980	Cut-off date valuation date	07/09/2014	07/16/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$215,000.00	$210,000.00
	Total square footage	1,992	2,126

981	Cut-off date valuation date	07/13/2014	08/09/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$130,000.00	$86,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

982	Cut-off date valuation date	07/07/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$130,000.00	$120,000.00
	Total square footage	1,830	2,286

983	Cut-off date valuation date	07/15/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$99,900.00	$95,000.00
	Total square footage	1,325	1,276

984	Cut-off date valuation date	07/05/2014	08/05/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$63,000.00	$71,500.00

985	Cut-off date valuation date	07/12/2014	07/27/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$132,000.00	$95,000.00

986	Total square footage	2,077	2,202

987	Cut-off date valuation date	07/05/2014	07/29/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$70,000.00	$65,600.00

988	Cut-off date valuation date	07/07/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$75,000.00	$85,900.00

989	Cut-off date valuation date	07/15/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$139,900.00	$83,000.00
	Number bedrooms	3	4
	Total square footage	1,992	1,893

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

990	Cut-off date valuation date	07/09/2014	08/04/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$92,000.00	$82,900.00
	Number of bathrooms	2	1.5
	Total square footage	1,144	1,150

991	Cut-off date valuation date	07/07/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$103,900.00
	Total square footage	1,894	1,800

992	Cut-off date valuation date	07/07/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$90,000.00	$77,900.00

993	Cut-off date valuation date	07/13/2014	07/09/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$90,000.00	$73,125.00

994	Cut-off date valuation date	07/16/2014	07/09/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$100,000.00	$75,000.00
	Total square footage	1,514	1,460

995	Cut-off date valuation date	07/15/2014	07/09/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$99,000.00	$45,000.00
	Total square footage	1,154	936

996	Cut-off date valuation date	07/08/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$87,000.00
	Number of bathrooms	2	1.5

997	Cut-off date valuation date	07/07/2014	08/18/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$112,500.00	$99,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

998	Cut-off date valuation date	07/15/2014	08/12/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$144,900.00	$132,000.00

999	Cut-off date valuation date	07/10/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$99,900.00	$127,000.00

1000	Cut-off date valuation date	07/12/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$135,000.00	$160,000.00
	Total square footage	1,527	1,773

1001	Cut-off date valuation date	07/07/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$125,000.00	$115,000.00

1002	Cut-off date valuation date	07/07/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$125,000.00	$120,000.00

1003	Cut-off date valuation date	07/07/2014	08/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$112,500.00	$100,000.00
	Total square footage	1,318	1,371

1004	Cut-off date valuation date	07/15/2014	07/29/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$99,900.00	$76,000.00

1005	Cut-off date valuation date	07/08/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$110,000.00	$87,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1006	Cut-off date valuation date	07/08/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$104,900.00	$103,000.00

1007	Property type	SFR	Condo
	Total square footage	1,011	937

1008	Property type	SFR	Condo
	Total square footage	1,119	1,133

1009	Cut-off date valuation date	07/09/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$129,900.00	$113,000.00

1010	Cut-off date valuation date	07/09/2014	07/17/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$114,900.00	$128,900.00
	Total square footage	1,579	1,404

1011	Cut-off date valuation date	07/13/2014	08/10/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$120,000.00	$80,000.00
	Total square footage	1,123	1,218

1012	Total square footage	1,409	1,329

1013	Property type	SFR	Condo
	Total square footage	1,409	1,329

1014	Cut-off date valuation date	07/08/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$124,900.00	$115,000.00
	Number of bathrooms	1	2

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1015	Cut-off date valuation date	07/09/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$25,000.00	$45,000.00
	Property type	SFR	Condo
	Total square footage	1,555	1,610

1016	Property type	SFR	Condo
	Total square footage	1,011	937

1017	Property type	SFR	Condo
	Total square footage	1,011	937

1018	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$45,000.00
	Property type	SFR	Condo
	Total square footage	1,234	1,200
1019	Total square footage	1,409	1,329

1020	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$50,000.00
	Property type	SFR	Condo
	Total square footage	1,555	1,564

1021	Total square footage	1,119	1,133

1022	Cut-off date valuation date	07/09/2014	07/23/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$25,000.00	$39,000.00
	Number bedrooms	3	2
	Property type	SFR	Condo
	Total square footage	1,094	1,156

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1023	Cut-off date valuation date	07/09/2014	08/03/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$25,000.00	$45,000.00
	Property type	SFR	Condo
	Total square footage	1,234	1,200

1024	Total square footage	1,119	1,133

1025	Total square footage	1,011	937

1026	Address (street)	[Redacted]	[Redacted]
	Cut-off date value	$44,000.00	$49,900.00
	Number bedrooms	2	3
	Total square footage	1,011	1,305

1027	Total square footage	1,011	937

1028	Total square footage	1,119	1,133

1029	Property type	SFR	Condo
	Total square footage	1,119	1,133

1030	Cut-off date valuation date	07/09/2014	07/29/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$155,000.00	$120,000.00

1032	Cut-off date valuation date	07/08/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$77,000.00	$66,000.00

1033	Total square footage	2,077	2,092

1034	Cut-off date valuation date	07/08/2014	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$102,000.00	$77,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1035	Total square footage	1,377	1,386

1038	Cut-off date valuation date	07/14/2015	06/02/2015

1039	Cut-off date valuation date	07/17/2015	05/28/2015

1041	Cut-off date valuation date	07/14/2015	05/28/2015

1046	City	Cincinnati	Blue Ash
(see Note 1)	Cut-off date valuation date	04/26/2014	07/30/2015
	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$137,000.00	$131,000.00
	Number bedrooms	4	3
	Number of bathrooms	2	2.5

1053	Cut-off date valuation date	08/20/2014	08/05/2015
(see Note 1)	Cut-off date value	$85,000.00	$112,500.00
	Number of bathrooms	2	1.5

1059	Total square footage	941	1,350

1061	Cut-off date valuation date	04/25/2014	07/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$78,000.00	$69,000.00

1065	Cut-off date valuation date	08/20/2014	08/10/2015
(see Note 1)	Cut-off date value	$80,000.00	$99,000.00
	Number bedrooms	2	3
	Number of bathrooms	1	2

1066	Number of bathrooms	1	2

1073	Cut-off date valuation date	07/18/2014	07/14/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal
	Cut-off date value	$264,000.00	$203,000.00
	Number of bathrooms	1	1.5
	Total square footage	1,456	1,607

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1074	Cut-off date valuation date	07/17/2015	06/05/2015

1075	Cut-off date valuation date	07/16/2015	05/29/2015

1077	Cut-off date valuation date	07/16/2015	06/08/2015

1078	Cut-off date valuation date	07/16/2015	05/29/2015

1080	Cut-off date valuation date	07/16/2015	05/30/2015

1081	Cut-off date valuation date	07/16/2015	06/03/2015

1082	Cut-off date valuation date	12/10/2014	07/22/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$90,000.00	$91,500.00

1083	Cut-off date valuation date	12/07/2014	07/24/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$85,000.00	$89,900.00

1084	Cut-off date valuation date	12/09/2014	07/27/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$85,000.00	$71,500.00

1085	Cut-off date valuation date	12/07/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Interior BPO
	Cut-off date value	$84,900.00	$77,000.00

1086	Cut-off date value	$109,900.00	$109,000.00

1087	Cut-off date valuation date	12/07/2014	07/30/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$120,000.00	$108,800.00

1088	Cut-off date valuation date	07/15/2015	06/05/2015

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1089	Cut-off date valuation date	07/16/2015	06/05/2015

1090	Cut-off date valuation date	07/16/2015	06/08/2015

1093	Cut-off date valuation date	07/17/2015	06/03/2015

1095	Cut-off date valuation date	07/16/2015	06/03/2015

1096	Cut-off date valuation date	07/16/2015	06/08/2015

1097	Cut-off date valuation date	07/09/2015	06/03/2015

1100	Total square footage	1,350	1,252

1106	Number of bathrooms	2	1.5

1110	Cut-off date valuation date	01/11/2015	09/30/2014
	Cut-off date valuation type	Interior BPO	Exterior BPO

1116	Cut-off date valuation date	06/29/2015	05/21/2015

1117	Cut-off date valuation date	07/18/2015	05/21/2015
	Zip code	08047	08046

1118	Cut-off date valuation type	Exterior BPO	Interior BPO

1121	Cut-off date valuation date	02/27/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Number of bathrooms	3	2.5
	Year built	2007	2008

1122	Cut-off date valuation date	08/22/2013	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$49,000.00	$90,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1123	Cut-off date valuation date	08/20/2013	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$105,000.00	$90,000.00

1124	Cut-off date valuation date	08/21/2013	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$120,000.00	$110,000.00
	Year built	2002	2004

1125	Cut-off date valuation date	02/28/2014	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$146,000.00	$142,000.00
	Number of bathrooms	2	3

1126	Cut-off date valuation date	08/22/2013	08/19/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$128,000.00	$175,000.00
	Property type	SFR	2-4 Unit
	Total square footage	2,732	2,636

1127	Cut-off date valuation date	08/22/2013	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$85,000.00	$73,000.00
	Total square footage	989	987

1128	Cut-off date valuation date	08/23/2013	07/20/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$87,000.00	$122,000.00
	Total square footage	1,566	1,564

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1129	Cut-off date valuation date	08/22/2013	07/21/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$84,000.00	$75,000.00

1130	Address (street)	[Redacted]	[Redacted]
	Number of bathrooms	4	3
	Number of units	2	3

1131	Address (street)	[Redacted]	[Redacted]
	Cut-off date value	$75,000.00	$100,000.00
	Total square footage	2,745	2,745

1132	Number of units	1	2
	Property type	SFR	2-4 Unit

1133	Address (street)	[Redacted]	[Redacted]

1134	Address (street)	[Redacted]	[Redacted]
(see Note 1)	Cut-off date valuation date	08/01/2014	07/16/2015
	Cut-off date valuation type	Interior BPO	Appraisal
	Cut-off date value	$272,000.00	$200,000.00
	Number bedrooms	9	8
	Total square footage	3,681	3,700

1137	Cut-off date valuation date	07/15/2015	05/27/2015

1139	Cut-off date valuation date	07/17/2015	06/02/2015

1141	Cut-off date valuation date	02/15/2015	07/28/2015
(see Note 1)	Cut-off date valuation type	Exterior BPO	Appraisal Enhanced BPO
	Cut-off date value	$168,500.00	$144,000.00

Exhibit 7 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 4 Value	Property Source Document Value

1149	Total square footage	1,280	1,379
	Year built	1980	1974

1153	Cut-off date valuation date	07/15/2015	05/26/2015

Note 1:

Colony, on behalf of the Issuer, indicated that for certain Preliminary Properties 3 (from which the Group 2 Added Sample Properties 2 were selected), the “updated valuation date,” “updated valuation type” and “updated value” information was not populated on Preliminary Property Data File 4, which resulted in the “origination date valuation date,” “origination valuation type” and “origination date value” information on Preliminary Property Data File 4 being used for the purpose of comparing the “cut-off date valuation date,” “cut-off date valuation type” and “cut-off date value” Base Property Sample Characteristics, respectively (as further described in Note 3 to Exhibit 3 of Attachment A). For each of the 194 Group 2 Added Sample Properties 2 identified above, we noted that the “updated valuation date,” “updated valuation type” and “updated value” characteristics were “<blank>” on Preliminary Property Data File 4.

Exhibit 8 to Attachement A

Added Sample Properties 3 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1155	Total square footage	1,193	1,198

1156	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	4	2
	Number of bathrooms	2	1
	Number of units	2	1
	Property type	2-4 Unit	SFR
	Total square footage	1,498	1,126

1157	City	Miami	Cutler Bay
	Total square footage	809	810

1159	Number of bathrooms	2	1
	Total square footage	1,488	1,494

1160	Number bedrooms	4	3
	Total square footage	1,560	1,520

1161	Number bedrooms	4	3
	Total square footage	1,778	1,916
	Year built	1950	1952

1162	Total square footage	1,425	1,422

1163	City	University Hts	Cleveland Hts
	Total square footage	1,439	1,440

1165	Number bedrooms	4	3
	Total square footage	1,326	1,306

1166	Number of bathrooms	2	1
	Total square footage	1,239	1,328

Exhibit 8 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1167	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Number of bathrooms	1	2
	Total square footage	1,223	1,224

1168	Cut-off date valuation type	Interior BPO	Appraisal
	Total square footage	1,449	1,423

1169	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Year built	1959	1971

1173	Address (street)	[Redacted]	[Redacted]
	Number of units	1	4
	Property type	1-4 Unit	2-4 Unit
	Year built	1948	1945

1177	Cut-off date value	$245,000.00	$250,000.00

1186	Zip code	30014	30016

1188	Zip code	30016	30014

1201	Address (street)	[Redacted]	[Redacted]
	Cut-off date valuation date	05/14/2015	04/11/2015

1202	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	6	4
	Number of units	1	2
	Property type	1-4 Unit	2-4 Unit
	Total square footage	3,300	1,658
	Year built	1961	1959

Exhibit 8 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1203	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	7	6
	Number of bathrooms	3	4
	Number of units	1	2
	Property type	1-4 Unit	2-4 Unit
	Total square footage	3,575	2,040
	Year built	1961	1933
1204	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	28	21
	Number of bathrooms	24	13
	Number of units	1	12
	Property type	1-4 Unit	Multi-Family
	Total square footage	13,950	8,264
	Year built	1962	1925

1205	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	8	6
	Number of units	1	2
	Property type	1-4 Unit	2-4 Unit
	Total square footage	3,300	2,411
	Year built	1975	1925

1206	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	7	4
	Number of bathrooms	4	3
	Number of units	1	3
	Property type	1-4 Unit	2-4 Unit
	Total square footage	3,400	1,978
	Year built	1975	1950

Exhibit 8 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1207	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	10	14
	Number of units	1	15
	Property type	1-4 Unit	Multi-Family
	Total square footage	7,200	10,334
	Year built	1962	1920

1208	Address (street)	[Redacted]	[Redacted]
	Number of units	1	2
	Property type	1-4 Unit	2-4 Unit

1209	Number bedrooms	5	4
	Number of bathrooms	3	4
	Total square footage	2,000	2,058
	Year built	1920	1940

1210	Number bedrooms	1	2
	Number of bathrooms	1	2
	Total square footage	1,000	1,173
	Year built	1960	1901

1211	Address (street)	[Redacted]	[Redacted]
	Number of bathrooms	2	3
	Number of units	1	2
	Property type	1-4 Unit	2-4 Unit

1212	Address (street)	[Redacted]	[Redacted]
	Number of units	1	3
	Property type	1-4 Unit	2-4 Unit

Exhibit 8 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 5 Value	Property Source Document Value

1214	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	4	2
	Number of bathrooms	3	1
	Number of units	1	3
	Property type	1-4 Unit	SFR
	Total square footage	1,864	864
	Year built	1941	1925
	Zip code	93101	93103

Exhibit 9 to Attachement A

Added Sample Properties 4 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 6 Value	Property Source Document Value

1215	Number of bathrooms	2	2.5
	Property type	Condo	SFR
	Swimming pool (y/n)	N	Y

1216	Address (street)	[Redacted]	[Redacted]

1217	Address (street)	[Redacted]	[Redacted]
	Total square footage	2,100	2,256

1218	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,300	1,318

1219	Number bedrooms	4	3
	Total square footage	1,800	1,817

1220	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,000	2,361

1221	Total square footage	1,500	1,441

1222	Number bedrooms	5	4
	Total square footage	2,100	2,064

1223	Total square footage	1,917	1,938
	Year built	2015	2014

1224	Total square footage	1,847	1,948
	Year built	2015	2014

1225	Total square footage	1,847	1,940
	Year built	2015	2014

Exhibit 9 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 6 Value	Property Source Document Value

1226	Total square footage	1,687	1,689
	Year built	2015	2014

1227	Total square footage	1,847	1,940
	Year built	2015	2014

1228	Total square footage	1,407	1,452

1229	Total square footage	1,917	1,980
	Year built	2015	2014

1230	Total square footage	1,847	1,966
	Year built	2015	2014

1231	Total square footage	1,917	1,989
	Year built	2015	2014

1232	Total square footage	1,777	2,095

1235	Total square footage	2,363	2,380

1236	Total square footage	2,790	3,076

1237	Total square footage	1,568	1,660

1238	Total square footage	2,493	2,602

1239	Total square footage	2,101	2,227

1240	Total square footage	3,053	3,018

1241	Number of bathrooms	2	2.5
	Total square footage	1,847	1,679

1242	Total square footage	1,917	2,001

1243	Total square footage	1,407	1,481

Exhibit 9 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 6 Value	Property Source Document Value

1244	Total square footage	1,589	1,650

1245	Total square footage	1,307	1,344
	Year built	2015	2014

1246	Total square footage	2,039	2,066
	Year built	2015	2014

1247	Total square footage	1,589	1,640
	Year built	2015	2014

1248	Total square footage	1,407	1,451
	Year built	2015	2014

1249	City	Fort Worth	Crowley
	Total square footage	1,398	1,439
	Year built	2015	2014

1250	City	Fort Worth	Crowley
	Total square footage	1,407	1,455
	Year built	2015	2014

1251	City	Fort Worth	Crowley
	Total square footage	1,589	1,600

1252	City	Fort Worth	Crowley
	Total square footage	1,687	1,667

1253	City	Fort Worth	Crowley
	Total square footage	1,917	2,069

1254	City	Fort Worth	Crowley
	Total square footage	2,039	2,058

1255	City	Fort Worth	Crowley
	Total square footage	1,407	1,463

Exhibit 9 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 6 Value	Property Source Document Value

1256	Total square footage	2,039	2,207

1257	Cut-off date value	$181,000.00	$195,500.00
	Total square footage	1,687	1,753

1258	Total square footage	1,389	1,440

1259	Total square footage	1,407	1,456

1260	Total square footage	1,687	1,742

1261	Total square footage	1,687	1,739

1262	Total square footage	1,307	1,338

1263	Total square footage	1,589	1,624

1264	Total square footage	1,307	1,339

1265	Total square footage	1,777	1,857

1266	Total square footage	1,589	1,624

1267	Total square footage	1,407	1,432

1268	Total square footage	1,589	1,624

1269	Total square footage	2,039	1,980

1270	Number of bathrooms	2.5	2
	Total square footage	1,687	1,751

Exhibit 10 to Attachement A

Added Sample Properties 5 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1272	Total square footage	1,292	1,323

1273	Total square footage	1,500	1,481
	Year built	1972	1971

1274	Number of bathrooms	3	2
	Total square footage	1,407	1,429
	Year built	1965	1964

1275	Address (street)	[Redacted]	[Redacted]

1276	Number bedrooms	2	1
	Property Type	2-4 Unit	SFR

1277	Address (street)	[Redacted]	[Redacted]

1278	Cut-off date value	$400,000.00	$355,000.00
	Total square footage	2,006	2,026

1279	Number bedrooms	6	7
	Number of bathrooms	3	4.5

1283	Address (street)	[Redacted]	[Redacted]

1287	Address (street)	[Redacted]	[Redacted]

1293	Cut-off date valuation type	Interior BPO	Appraisal
	Year built	1972	1973
	Zip code	63301	63031

Exhibit 10 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1294	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Total square footage	1,575	1,125
	Year built	1972	1973
	Zip code	63301	63031

1295	Year built	1972	1971
	Zip code	63301	63031

1296	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Year built	1972	1971
	Zip code	63301	63031

1297	Year built	1972	1971
	Zip code	63301	63031

1298	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Year built	1972	1971
	Zip code	63301	63031

1299	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1300	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

Exhibit 10 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1301	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1302	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1303	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Total square footage	1,575	1,056
	Zip code	63301	63031

1304	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1305	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO

1306	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1307	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1308	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

1309	Cut-off date valuation type	Interior BPO	Appraisal Enhanced BPO
	Zip code	63301	63031

Exhibit 10 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1310	Address (street)	[Redacted]	[Redacted]

1311	Address (street)	[Redacted]	[Redacted]

1312	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1313	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1314	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1315	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1316	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

Exhibit 10 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1317	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1318	Address (street)	[Redacted]	[Redacted]

1319	Address (street)	[Redacted]	[Redacted]
	Swimming pool (y/n)	N	Y

1320	Address (street)	[Redacted]	[Redacted]

1321	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,510	1,390
	Year built	1940	1925

1323	Total square footage	909	864

1324	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	2	3
	Total square footage	1,231	1,393
	Year built	1959	1969

1325	Total square footage	1,874	1,857

1327	Total square footage	1,344	1,324

1328	Swimming pool (y/n)	N	Y
	Total square footage	1,348	1,385

1329	Total square footage	1,330	1,477

Exhibit 10 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 7 Value	Property Source Document Value

1330	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,148	1,245
	Year built	1965	1956

1332	Total square footage	1,445	1,446

1334	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,226	1,196
	Year built	1967	1957

1335	Swimming pool (y/n)	Y	N

1336	Number of bathrooms	2	2.5

1337	Total square footage	1,428	1,454

1338	Total square footage	1,340	1,302

Exhibit 11 to Attachement A

Added Sample Properties 6 Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 8 Value	Property Source Document Value

1339	Total square footage	1,212	1,572

1340	Total square footage	2,089	1,886

1341	Number bedrooms	3	2
	Total square footage	1,250	1,205

1343	Number of bathrooms	2	1
	Total square footage	1,388	1,324

1344	Number of bathrooms	2	2.5
	Total square footage	1,476	1,594

1345	Property type	SFR	Condo
	Swimming pool (y/n)	N	Y
	Total square footage	728	784

1346	Total square footage	1,251	1,242

1347	Total square footage	1,302	1,325

1348	Total square footage	1,863	1,838

1349	Address (street)	[Redacted]	[Redacted]
	Total square footage	1,307	1,233

1350	Total square footage	1,292	1,250

1353	Total square footage	1,689	1,675
	Year built	1969	1945

Exhibit 11 to Attachement A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File 8 Value	Property Source Document Value

1355	Address (street)	[Redacted]	[Redacted]
	Number bedrooms	5	4
	Number of bathrooms	2.5	2
	Total square footage	2,447	2,354

1356	Total square footage	1,031	1,016

1357	Address (street)	[Redacted]	[Redacted]
	Cut-off date value	$140,000.00	$150,000.00
	Number of bathrooms	3	2
	Total square footage	1,855	1,850

1358	Address (street)	[Redacted]	[Redacted]

1359	Swimming pool (y/n)	N	Y

Exhibit 12 to Attachment A Page 1 of 13

 Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 1)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document

UW Annual Rent ($)	Investment Committee Memo
UW Credit and Vacancy Loss ($)	Investment Committee Memo
UW Effective Gross Income ($)	Investment Committee Memo
UW Annual Property Management Fee ($)	Investment Committee Memo
UW Annual Marketing and Leasing Costs ($)	Investment Committee Memo
UW Repairs and Maintenance ($)	Investment Committee Memo
UW Annual Insurance Costs ($)	Investment Committee Memo
UW Annual HOA Fees ($)	Investment Committee Memo
UW Annual Real Estate Taxes ($)	Investment Committee Memo
UW Annual Turnover Costs ($)	Investment Committee Memo
UW Annual Landscaping ($)	Investment Committee Memo
UW Annual Other Costs ($)	Investment Committee Memo
UW Annual Expenses ($)	Investment Committee Memo
UW Annual Net Operating Income ($)	Investment Committee Memo
UW Annual CapEx Reserve ($)	Investment Committee Memo
UW Annual Net Cash Flow ($)	Investment Committee Memo
UW Other Income ($)	Investment Committee Memo
Value at Origination ($)	Investment Committee Memo
6/30 Occupancy	Final Leased Data as of 6.30 Document
NOI as of 6/30	Midland 6/30 Report
NCF as of 6/30	Midland 6/30 Report
NCF DSCR as of 6/30	Midland 6/30 Report
% HOA (see Note 2)	Underwriting Summary
% Section 8 (see Note 3)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Loan Modification Agreement
Monthly Insurance Escrow	Loan Agreement or Loan Modification Agreement
Monthly Capital Expenditure Escrow ($) (see Note 4)	Loan Agreement or Loan Modification Agreement
Monthly Leasing Escrow ($)	Loan Agreement or Loan Modification Agreement
Monthly Interest Escrow ($)	Loan Agreement or Loan Modification Agreement

Exhibit 12 to Attachment A Page 2 of 13

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Loan Originator	Loan Agreement or Loan Modification Agreement
Borrower	Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement
Guarantor FICO (see Note 5)	Credit Report
Sponsor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Origination Date (see Notes 6, 7 and 8)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date First Payment Date (see Notes 6, 7, 8 and 9)	Loan Agreement or Loan Modification Agreement Loan Agreement or Loan Modification Agreement
Initial Maturity Date	Loan Agreement or Loan Modification Agreement
Mortgage Loan Initial Funded Amount ($) (see Notes 6 and 7)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 6 and 10)	Loan Agreement, Loan Modification Agreement or Midland Servicing Report
Rate Type	Loan Agreement or Loan Modification Agreement
Interest Rate (see Note 6)	Loan Agreement or Loan Modification Agreement
Interest Rate Accrual	Loan Agreement or Loan Modification Agreement
IO (Y/N) (see Note 11)	Loan Agreement or Loan Modification Agreement
Recourse (Y/N)	Guaranty Agreement
Prepayment String (see Notes 12, 13 and 14)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 12, 13 and 14)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision (see Notes 12 and 13)	Loan Agreement or Loan Modification Agreement
Open Period (see Notes 12, 13 and 14)	Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Substitution Provision Description	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
Partial Release Premium	Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Loan Agreement or Loan Modification Agreement
Grace Period (Principal and Interest)	Loan Agreement or Loan Modification Agreement
Existing Secondary Financing (Y/N)	Loan Agreement or Loan Modification Agreement
Secondary Financing Amount (Existing)	Loan Agreement or Loan Modification Agreement
Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Allowed (Y/N) (see Note 15)	Loan Agreement or Loan Modification Agreement
Future Secondary Financing Description	Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 16)	Loan Agreement or Loan Modification Agreement

Exhibit 12 to Attachment A Page 3 of 13

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Lockbox Trigger	Loan Agreement or Loan Modification Agreement
Cash Management Type (see Note 17)	Loan Agreement or Loan Modification Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement or Loan Modification Agreement
Related Guarantor Loans	Guaranty Agreement
Multiple Borrowers (Y/N)	Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics, Colony, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

2.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:
a.	The number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, both as shown on the underwriting summary Mortgage Loan Source Document.

3.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, Colony, on behalf of the Issuer, instructed us to divide:
a.	The number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” under the “Section 8” column on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “JWB A” (the “JWB A Mortgage Loan”), the loan agreement Mortgage Loan Source Document states that:
a.	The “Monthly Capital Expenditure Escrow ($)” shall be “an amount equal to one-twelfth of the product of (i) $450 multiplied by (ii) the number of individual Properties from time to time, which as of the Closing Date shall equal a monthly total of $2,962.50” and
b.	As of the “Closing Date,” there are 63 Mortgaged Properties that secure this Mortgage Loan.

Exhibit 12 to Attachment A Page 4 of 13

Notes: (continued)

4. (continued)

Based on the methodology described above, the “Monthly Capital Expenditure Escrow ($)” for the JWB A Mortgage Loan would be $2,362.50 (based on 1/12th of $450 multiplied by 63 Mortgaged Properties). For the JWB A Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “$2,962.50” for the “Monthly Capital Expenditure Escrow ($)” Compared Mortgage Loan Characteristic.

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, provided the following instructions:

a.	Use “N/A” for each Mortgage Loan with “N” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File.

b.	For each Mortgage Loan that has:
i.	One “Guarantor,” as shown on the guaranty agreement Mortgage Loan Source Document and
ii.	“Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File as “[Redacted][13930]” (the “[Redacted][13930] Mortgage Loan”) and “[Redacted][17502]” (the “[Redacted][17502] Mortgage Loan”), which are described in the succeeding paragraph of this note 5.b.), use (a) the highest FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if two FICO scores are listed on the credit report Mortgage Loan Source Document, and (b) the median FICO score of the “Guarantor” for the “Guarantor FICO” Compared Mortgage Loan Characteristic if three FICO scores are listed on the credit report Mortgage Loan Source Document.

For the [Redacted][13930] Mortgage Loan and [Redacted][17502] Mortgage Loan, which each have:

i.	One “Guarantor,” as shown on the guaranty agreement Mortgage Loan Source Document, and
ii.	“Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File,

Colony, on behalf of the Issuer, instructed us to “N/A” for the “Guarantor FICO” Compared Mortgage Loan Characteristic.

Exhibit 12 to Attachment A Page 5 of 13

Notes: (continued)

5. (continued)

c.	For each Mortgage Loan that has:
i.	More than one “Guarantor,” as shown on the guaranty agreement Mortgage Loan Source Document and
ii.	“Y” for the “Recourse (Y/N)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File,

follow the same methodology described in item b. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score amongst such Guarantors for the “Guarantor FICO” Compared Mortgage Loan Characteristic.

For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “[Redacted][15681]” (the “[Redacted][15681] Mortgage Loan”), the credit report Mortgage Loan Source Document indicates that this credit report is for “[Redacted].” Colony, on behalf of Issuer, instructed us to assume that this credit report Mortgage Loan Source Document is for “[Redacted]” (who is the “Guarantor” for the [Redacted][15681] Mortgage Loan, as shown on the guaranty agreement Mortgage Loan Source Document), and to use this credit report as the Mortgage Loan Source Document for the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for the [Redacted][15681] Mortgage Loan.

6.	For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “Intrepid” (the “Intrepid Mortgage Loan”):
a.	The loan agreement Mortgage Loan Source Document, which is dated 6/12/2014, indicated that:
i.	The initial funding for the Intrepid Mortgage Loan was $4,526,340 and, based on information in the third loan modification agreement Mortgage Loan Source Document, this amount was disbursed on or about 7/8/2014, and
ii.	The “First Payment Date” for the Intrepid Mortgage Loan was 8/9/2014,
b.	The first loan modification agreement Mortgage Loan Source Document, which is dated 9/26/2014, indicated that an additional amount of $4,002,565 was funded for this Mortgage Loan and, based on information in the third loan modification agreement Mortgage Loan Source Document, this amount was disbursed on or about 10/2/2014,
c.	The second loan modification agreement Mortgage Loan Source Document, which is dated 2/5/2015, indicated that:
i.	An additional amount of $4,335,030 was funded for this Mortgage Loan and, based on information in the third loan modification agreement Mortgage Loan Source Document, this amount was disbursed on or about 2/13/2015 and
ii.	The interest rate for the Intrepid Mortgage Loan was amended to 5.3700% as of 2/13/2015 and

Exhibit 12 to Attachment A Page 6 of 13

Notes: (continued)

6. (continued)

d.	The third loan modification agreement Mortgage Loan Source Document, which is dated 7/16/2015, indicated that:
i.	The total unamortized funded principal amount for the Intrepid Mortgage Loan is $12,863,935,
ii.	The outstanding principal indebtedness of the Intrepid Mortgage Loan as of 2/13/2015 was $12,769,169.40,
iii.	An interest-only payment was made on the 3/9/2015 payment date (for the 2/1/2015 to 2/28/2015 interest accrual period) and
iv.	The monthly debt service payment for the Intrepid Mortgage Loan is $72,462.97 commencing on the 4/9/2015 payment date.

For the Intrepid Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use:

a.	“6/12/2014” for the “Origination Date” Compared Mortgage Loan Characteristic,
b.	“8/9/2014” for the “First Payment Date” Compared Mortgage Loan Characteristic,
c.	“$12,863,935” for the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic,
d.	“$72,462.97” for the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic and
e.	“5.3700%” for the “Interest Rate” Compared Mortgage Loan Characteristic.

7.	For the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “Equity West” (the “Equity West Mortgage Loan”):
a.	The loan agreement Mortgage Loan Source Document, which is dated 5/22/2014, indicated that the:
i.	The initial funding for the Equity West Mortgage Loan was $5,715,840, and this amount was funded on 5/22/2014 and
ii.	The Equity West Mortgage Loan is an interest-only Mortgage Loan for its entire term and
b.	The loan modification agreement Mortgage Loan Source Document, which is dated 1/2/2015, indicated that an additional amount of $4,284,160 was funded for this Mortgage Loan on 1/2/2015.

For the Equity West Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use:

i.	“5/22/2014” for the “Origination Date” Compared Mortgage Loan Characteristic,
ii.	“7/9/2014” for the “First Payment Date” Compared Mortgage Loan Characteristic and
iii.	“$10,000,000” for the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic.

Exhibit 12 to Attachment A Page 7 of 13

Notes: (continued)

8.	For the Mortgage Loans identified on the Preliminary Mortgage Loan Data File as “[Redacted][16831] ” (the “[Redacted][16831] Mortgage Loan”) and “[Redacted][17506] ” (the “[Redacted][17506] Mortgage Loan”):
a.	The respective loan agreement Mortgage Loan Source Documents are each dated 8/26/2015,
b.	The “Closing Date” for each Mortgage Loan is defined in the respective loan agreement Mortgage Loan Source Documents as the “date of disbursement of the Loan by the Lender,”
c.	The funding date for each of the Mortgage Loans is 9/2/2015, as shown on the respective closing statement Mortgage Loan Source Documents,
d.	Each “Interest Accrual Period” is defined in the respective loan agreement Mortgage Loan Source Documents as “from and including the first day of a calendar month through and including the last day of such calendar month” and
e.	The “Payment Date” for each Mortgage Loan is defined in the respective loan agreement Mortgage Loan Source Documents as “the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period.”

For the [Redacted][16831] Mortgage Loan and [Redacted][17506] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use:

i.	“9/2/2015” for the “Origination Date” Compared Mortgage Loan Characteristic and
ii.	“11/9/2015” for the “First Payment Date” Compared Mortgage Loan Characteristic.

9.	For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “[Redacted][17273]” (the “[Redacted][17273] Mortgage Loan”), which is described in the two succeeding paragraphs of this Note 9), we were instructed by Colony, on behalf of the Issuer, to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full “Interest Accrual Period” (as defined on the applicable loan agreement Mortgage Loan Source Document).

For the [Redacted][17273] Mortgage Loan, the loan agreement Mortgage Loan Source Document indicates that:

a.	The “Closing Date” of the [Redacted][17273] Mortgage Loan is 9/1/2015 and
b.	The “Interest Accrual Period” is defined as “from and including the first day of a calendar month through and including the last day of such calendar month.”

Additionally, the closing statement Mortgage Loan Source Document for the [Redacted][17273] Mortgage Loan indicates that interest for the 9/1/2015 through 9/30/2015 “Interest Accrual Period” was collected on the “Closing Date” of this Mortgage Loan. For the [Redacted][17273] Mortgage Loan, Colony, on behalf of the Issuer, indicated that because interest through 9/30/2015 was collected on the “Closing Date” of this Mortgage Loan, a “Monthly Debt Service ($)” payment will not be made on 10/9/2015, and instructed us to use “11/9/2015” for the “First Payment Date” Compared Mortgage Loan Characteristic.

Exhibit 12 to Attachment A Page 8 of 13

Notes: (continued)

10.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan, except for:
a.	The Mortgage Loans which do not have a stated monthly debt service amount in the applicable loan agreement or loan modification agreement Mortgage Loan Source Document (the “Recalculated Amortizing Mortgage Loans”), which are described in the second, third and fourth paragraphs of this Note 10,
b.	The Interest Only Mortgage Loans (as defined below), which are described in the fifth paragraph of this Note 10 and
c.	The Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “[Redacted][16200] ” (the “[Redacted][16200] Mortgage Loan”), which is described in the sixth paragraph of this Note 10,

Colony, on behalf of the Issuer, instructed us to use the stated “Monthly Debt Service ($)” amount that is shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic using the “PMT” function in Microsoft Excel and the:

i.	Mortgage Loan Initial Funded Amount ($),
ii.	Interest Rate (as adjusted in the succeeding paragraph of this Note 10) and
iii.	Original Amortization Term (months) (as defined in Item 26. of Attachment A)

of each Recalculated Amortizing Mortgage Loan, all as shown on the Preliminary Mortgage Loan Data File.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for each Recalculated Amortizing Mortgage Loan, all of which have an “Interest Rate Accrual” Compared Mortgage Loan Characteristic of “Actual/360” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to multiply the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by a fraction equal to 365/360.

In addition to comparing the recalculated “Monthly Debt Service ($)” for each Recalculated Amortizing Mortgage Loan to the corresponding information on the Preliminary Mortgage Loan Data File, Colony also instructed us to compare the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Recalculated Amortizing Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Midland servicing report Mortgage Loan Source Document.

Exhibit 12 to Attachment A Page 9 of 13

Notes: (continued)

10. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan with the “IO (Y/N)” Compared Mortgage Loan Characteristic listed as “Y” on the Preliminary Mortgage Loan Data File (the “Interest Only Mortgage Loans”), all of which have an “Interest Rate Accrual” Compared Mortgage Loan Characteristic of “Actual/360” on the Preliminary Mortgage Loan Data File, Colony, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic as 1/12th of the product of:

a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate and
c.	365/360.

For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, indicated that a mortgaged property which partially secured this Mortgage Loan was released on 9/1/2015, and the “Monthly Debt Service ($)” for this Mortgage Loan was adjusted subsequent to this property release. For the [Redacted][16200] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to use “$4,577.01” for the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic (which Colony, on behalf of the Issuer, indicated is the new “Monthly Debt Service ($)” amount subsequent to this property release). Additionally, for the [Redacted][16200] Mortgage Loan, Colony instructed us to compare the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information on the Midland servicing report Mortgage Loan Source Document.

11.	For the JWB A Mortgage Loan:
a.	The loan agreement Mortgage Loan Source Document dated 9/3/2014 indicates that the JWB A Mortgage Loan is an amortizing Mortgage Loan and
b.	The loan modification agreement Mortgage Loan Source Document dated 7/22/2015 indicates that the JWB A Mortgage Loan is an Interest Only Mortgage Loan, and that the information on the loan agreement Mortgage Loan Source Document which indicated that the JWB A Mortgage Loan was an amortizing Mortgage Loan was incorrect.

For the JWB A Mortgage Loan, Colony, on behalf of the Issuer, instructed us to assume that this Mortgage Loan has been an Interest Only Mortgage Loan since origination, and to use “Y” for the “IO (Y/N)” Compared Mortgage Loan Characteristic.

Additionally, Colony, on behalf of the Issuer, provided a payment history report from the servicer of the JWB A Mortgage Loan (the “JWB A Midland Payment History Report”), which shows that the borrower has not made any principal payments on the JWB A Mortgage Loan since the “Origination Date” of this Mortgage Loan.

Exhibit 12 to Attachment A Page 10 of 13

Notes: (continued)

12.	For certain Mortgage Loans, the loan agreement or loan modification agreement Mortgage Loan Source Document contains:
a.	A definition for the “Par Prepayment Date,” which is shown as a certain number of “Payment Dates” (i.e., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.	A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month. Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:

i.	Prepayment String,
ii.	Original Yield Maintenance Period,
iii.	Other Prepayment Provision and
iv.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan (except for the [Redacted][13289] Mortgage Loan and the Mortgage Loan identified on the Preliminary Mortgage Loan Data File as “[Redacted][13293]” (the “[Redacted][13293] Mortgage Loan”), which are described in the succeeding paragraph of this Note 12), Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs (the “Stub Payment Date”), even though:

(a)	There will not be a debt service payment made on the Stub Payment Date, and
(b)	The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the 9th day of the second calendar month which follows the calendar month in which the “Closing Date” occurs.

For the purpose of comparing the:

i.	Prepayment String,
ii.	Original Yield Maintenance Period,
iii.	Other Prepayment Provision and
iv.	Open Period

Compared Mortgage Loan Characteristics for the [Redacted][13289] Mortgage Loan and [Redacted][13293] Mortgage Loan, which both have a “Closing Date” on the first day of a calendar month, Colony, on behalf of the Issuer, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the 9th day of the calendar month which follows the calendar month in which the “Closing Date” occurs, which is the “First Payment Date” of the [Redacted][13289] Mortgage Loan and [Redacted][13293] Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File.

Exhibit 12 to Attachment A Page 11 of 13

Notes: (continued)

13.	For the purpose of comparing the:
a.	Prepayment String,
b.	Original Yield Maintenance Period,
c.	Other Prepayment Provision,
d.	Open Period

Compared Mortgage Loan Characteristics for each Mortgage Loan, we were instructed by Colony, on behalf of the Issuer, to:

i.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Mortgage Loan as the “Original Yield Maintenance Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 12 above),
ii.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower is required to remit a prepayment premium in connection with a voluntary prepayment of the Mortgage Loan as the “Other Prepayment Provision” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 12 above) and
iii.	Include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium as the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by Colony, on behalf of the Issuer, which are described in Note 12 above), all as shown on the applicable loan agreement or loan modification agreement Mortgage Loan Source Document.

14.	For the Equity West Mortgage Loan, the loan agreement Mortgage Loan Source Document indicates:
a.	The Equity West Mortgage Loan may be prepaid prior to the “Par Prepayment Date” (as defined in the loan agreement Mortgage Loan Source Document) if the prepayment is made with the applicable yield maintenance premium,
b.	The “Par Prepayment Date” is defined in the loan agreement Mortgage Loan Source Document as “the Payment Date immediately following the date that is forty eight (48) months after the Availability Period Termination Date” and
c.	The “Availability Period Termination Date” is defined in the loan agreement Mortgage Loan Source Document as “the earlier of (a) the date that is six (6) months after the Closing Date, and (b) the last available Loan is made.”

Exhibit 12 to Attachment A Page 12 of 13

Notes: (continued)

14. (continued)

For the purpose of comparing the “Prepayment String” and “Original Yield Maintenance Period” Compared Mortgage Loan Characteristics for the Equity West Mortgage Loan, we were instructed by Colony, on behalf of the Issuer, to assume that the “Availability Period Termination Date” is six months after the “Origination Date,” as shown on the Final Mortgage Loan Data File.

For the Mortgage Loan identified on the Final Mortgage Loan Data File as “[Redacted][14104] ” (the “[Redacted][14104] Mortgage Loan”), the loan agreement Mortgage Loan Source Document indicates that the “Initial Maturity Date” is “8/1/2019,” which does not fall on a “Payment Date” (which is defined in the loan agreement Mortgage Loan Source Document as the 9th day of each calendar month). For the purpose of comparing the “Prepayment String” and “Open Period” Compared Mortgage Loan Characteristics for the [Redacted][14104] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to include the “Initial Maturity Date” of 8/1/2019 as a separate “Payment Date.”

For the Mortgage Loan identified on the Final Mortgage Loan Data File as “[Redacted][14477]” (the “[Redacted][14477] Mortgage Loan”), the loan agreement Mortgage Loan Source Document indicates that the “Initial Maturity Date” is “11/25/2019,” which does not fall on a “Payment Date” (which is defined in the loan agreement Mortgage Loan Source Document as the 9th day of each calendar month). For the purpose of comparing the “Prepayment String” and “Open Period” Compared Mortgage Loan Characteristics for the [Redacted][14477] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to include the “Initial Maturity Date” of 11/25/2019 as a separate “Payment Date.”

For the Mortgage Loan identified on the Final Mortgage Loan Data File as “[Redacted][13630]” (the “[Redacted][13630] Mortgage Loan”), the loan agreement Mortgage Loan Source Document indicates that the “Initial Maturity Date” is “1/31/2019,” which does not fall on a “Payment Date” (which is defined in the loan agreement Mortgage Loan Source Document as the 9th day of each calendar month). For the purpose of comparing the “Prepayment String” and “Open Period” Compared Mortgage Loan Characteristics for the [Redacted][13630] Mortgage Loan, Colony, on behalf of the Issuer, instructed us to include the “Initial Maturity Date” of 1/31/2019 as a separate “Payment Date.”

15.	For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for each Mortgage Loan with a loan agreement Mortgage Loan Source Document that references a “Permitted Mezzanine Loan,” we were instructed by Colony, on behalf of the Issuer, to assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan, and to use “N” for the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic.

Exhibit 12 to Attachment A Page 13 of 13

Notes: (continued)

16.	For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – As of the closing date of the Mortgage Loan, the borrower/or related property manager is required to deposit any rent it receives in a rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events under the loan documents, the borrower is required to direct tenants to deposit funds directly to a rent deposit account.

b.	Hard – As of the closing date of the Mortgage Loan, there is an established rent deposit account into which tenants are required to deposit rents directly.

c.	N/A – As of the closing date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, or
ii.	The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events under the loan documents.

17.	For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:

a.	Springing – Prior to an event of default or certain trigger events that are described in the loan documents, all cash on deposit in a rent deposit account is released periodically to the borrower. Upon the occurrence an event of default or certain trigger events that are described in the loan documents, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the loan documents.

b.	Hard – As of the closing date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the loan documents.

Exhibit 13 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Current Owner
Loan Seller
Loan ID Loan
Cut Off Date
Next Due Date
Loan Purpose
Refinance Type
Lien Position
Number of Units
Cut Off Date Value ($)
Rent Rolls (Y/N)
Frequency of Rent Rolls
Operating Statement (Y/N)
Frequency of Operating Statements
Property Manager
Property Manager Type
Servicer
Servicing Fee ($)
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Upfront Leasing Escrow ($)
Upfront Interest Escrow ($) Monthly Deferred Maintenance Escrow ($) Upfront Deferred Maintenance Escrow ($)
Occupancy as of Date
Rent Rolls Required as of 6/30 (Y/N)
Operating Statement Required as of 6/30 (Y/N)

Note:    We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics that are shown on the Mortgage Loan Data Files for each Mortgage Loan.